UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05624

Morgan Stanley Institutional Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Sara Furber 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	March 31, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (94.3%)
Australia (6.3%)
AGL Energy Ltd.	8,464	$125
Alumina Ltd.	109,215	278
Amcor Ltd.	57,497	420
AMP Ltd.	36,204	203
ASX Ltd.	1,592	57
Australia & New Zealand Banking Group Ltd.	43,760	1,078
BHP Billiton Ltd.	229,236	11,040
BlueScope Steel Ltd.	64,702	132
Boral Ltd. (a)	41,719	216
Brambles Ltd.	22,348	164
Caltex Australia Ltd.	6,800	110
Coca-Cola Amatil Ltd.	10,626	129
Cochlear Ltd.	567	49
Commonwealth Bank of Australia	7,067	383
Computershare Ltd.	4,919	47
CSL Ltd.	8,241	304
CSR Ltd.	10,492	36
DuluxGroup Ltd.	24,156	68
Fortescue Metals Group Ltd.	92,599	614
Foster’s Group Ltd.	34,988	207
GPT Group REIT	8,868	29
Incitec Pivot Ltd.	115,555	517
Insurance Australia Group Ltd.	29,342	109
James Hardie Industries SE (b)	29,831	188
Leighton Holdings Ltd. (a)	3,353	102
Macquarie Group Ltd.	4,209	159
Mirvac Group REIT	14,483	19
National Australia Bank Ltd.	9,034	241
Newcrest Mining Ltd.	108,134	4,454
OneSteel Ltd.	57,937	146
Orica Ltd.	24,156	659
Origin Energy Ltd. (b)	15,653	263
OZ Minerals Ltd.	202,025	333
Perpetual Ltd. (a)	560	17
Qantas Airways Ltd. (b)	9,491	21
QBE Insurance Group Ltd.	13,204	241
Rio Tinto Ltd.	19,300	1,692
Santos Ltd.	11,172	180
Sims Metal Management Ltd.	10,924	198
Sonic Healthcare Ltd.	4,620	57
Stockland REIT	14,916	57
Suncorp Group Ltd.	14,223	125
TABCORP Holdings Ltd.	8,738	68
Telstra Corp. Ltd.	60,914	178
Toll Holdings Ltd.	9,938	61
Transurban Group	19,544	108
Wesfarmers Ltd.	19,434	641
Westfield Group REIT	18,701	181
Westfield Retail Trust REIT	18,701	51
Westpac Banking Corp.	13,763	346
Woodside Petroleum Ltd.	11,013	533
Woolworths Ltd.	21,121	587
WorleyParsons Ltd.	1,647	53
		28,274

	Shares	Value (000)
Austria (0.7%)
Erste Group Bank AG	19,730	$996
OMV AG	9,727	440
Raiffeisen Bank International AG (a)	5,575	309
Telekom Austria AG	32,532	476
Verbund AG (a)	4,525	201
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,944	168
Voestalpine AG	11,054	519
		3,109
Belgium (0.7%)
Ageas	17,115	49
Anheuser-Busch InBev (b)	17,784	—	@
Anheuser-Busch InBev N.V.	27,515	1,567
Belgacom SA (a)	6,959	270
Cie Nationale a Portefeuille	1,743	120
Groupe Bruxelles Lambert SA	4,007	374
Solvay SA	3,054	362
UCB SA (a)	4,789	182
Umicore SA	6,382	316
		3,240
Brazil (0.9%)
All America Latina Logistica SA	13,100	107
Banco Bradesco SA (Preference)	11,525	235
Banco do Brasil SA	11,800	214
Banco Santander Brasil SA	4,200	51
BM&F Bovespa SA	11,400	83
Bradespar SA (Preference)	1,948	51
BRF - Brasil Foods SA	18,748	354
CCR SA	1,500	44
Centrais Eletricas Brasileiras SA	3,800	57
Centrais Eletricas Brasileiras SA (Preference)	2,915	55
Cia de Bebidas das Americas (Preference)	7,900	220
Cia Energetica de Minas Gerais (Preference)	2,256	43
Cia Siderurgica Nacional SA	3,100	51
Cielo SA	3,700	31
Embraer SA	3,400	28
Gerdau SA (Preference)	3,639	45
Hypermarcas SA (b)	1,500	20
Investimentos Itau SA (Preference)	15,682	123
Itau Unibanco Holding SA	13,828	329
Lojas Renner SA	800	26
Metalurgica Gerdau SA (Preference)	1,613	24
Natura Cosmeticos SA	1,300	37
OGX Petroleo e Gas Participacoes SA (b)	7,000	84
PDG Realty SA Empreendimentos e Participacoes	6,100	34
Petroleo Brasileiro SA	16,800	336
Petroleo Brasileiro SA (Preference)	23,854	417
Redecard SA	1,900	28
Souza Cruz SA	2,500	26
Tele Norte Leste Participacoes SA (Preference)	2,869	49
Ultrapar Participacoes SA (Preference)	2,100	35
Usinas Siderurgicas de Minas Gerais SA	700	12
Usinas Siderurgicas de Minas Gerais SA (Preference)	1,834	22
Vale SA	7,700	252

	Shares	Value (000)
Vale SA (Preference)	11,520	$334
Vivo Participacoes SA (Preference)	971	38
		3,895
China (0.6%)
AIA Group Ltd. (b)	212,000	653
Alibaba.com Ltd.	31,000	53
Anhui Conch Cement Co. Ltd.	8,000	50
Anta Sports Products Ltd. (a)	12,700	20
BBMG Corp.	20,000	33
Beijing Capital International Airport Co. Ltd.	84,000	44
Belle International Holdings Ltd.	9,000	16
Byd Co. Ltd. (a)	7,000	27
Chaoda Modern Agriculture Holdings Ltd.	34,000	21
China Agri-Industries Holdings Ltd. (a)	19,000	21
China COSCO Holdings Co., Ltd., Class H (a)(b)	105,000	107
China Dongxiang Group Co. (a)	67,000	21
China Longyuan Power Group Corp. (a)(b)	27,000	29
China Merchants Holdings International Co., Ltd.	10,000	42
China National Building Material Co. Ltd.	16,000	59
China Resources Cement Holdings Ltd. (b)	100,000	99
China Resources Enterprise Ltd.	16,000	65
China Resources Power Holdings Co., Ltd.	20,000	38
China Shanshui Cement Group Ltd.	22,000	21
China Shineway Pharmaceutical Group Ltd.	15,100	36
China Shipping Container Lines Co. Ltd. (a)(b)	21,000	8
China Shipping Development Co. Ltd.	40,000	45
China Travel International Inv HK (b)	404,000	85
China Yurun Food Group Ltd.	17,000	57
COSCO Pacific Ltd.	16,000	30
Datang International Power Generation Co. Ltd. (a)	420,000	155
Dongfeng Motor Group Co., Ltd., Class H	8,000	14
ENN Energy Holdings Ltd.	6,000	19
GCL Poly Energy Holdings Ltd. (b)	101,000	62
Geely Automobile Holdings Ltd. (a)	69,900	26
Golden Eagle Retail Group Ltd.	22,000	47
GOME Electrical Appliances Holdings Ltd. (a)(b)	28,000	10
Great Wall Motor Co. Ltd. (a)	8,000	15
Hengan International Group Co., Ltd.	1,500	11
Huaneng Power International, Inc. (a)	258,000	151
Kingboard Chemical Holdings Ltd.	2,500	13
Lenovo Group Ltd.	80,000	46
Li Ning Co. Ltd. (a)	18,000	30
Parkson Retail Group Ltd.	48,500	67
Semiconductor Manufacturing International Corp. (b)	147,000	11
Skyworth Digital Holdings Ltd.	24,000	14
Tencent Holdings Ltd. (a)	7,300	178
Tingyi Cayman Islands Holding Corp. (a)	28,000	68
Tsingtao Brewery Co., Ltd., Class H (a)	6,000	29
Want Want China Holdings Ltd.	34,000	27
Wumart Stores, Inc.	9,000	20
Wynn Macau Ltd.	47,600	133
ZTE Corp.	9,400	44
		2,870
Denmark (1.1%)
AP Moller - Maersk A/S Series B	80	753

	Shares	Value (000)
DSV A/S	13,027	$322
Novo Nordisk A/S Series B	21,308	2,677
Novozymes A/S, Class B	2,386	365
Vestas Wind Systems A/S (b)	13,543	587
		4,704
Egypt (0.2%)
Commercial International Bank Egypt SAE (b)	38,330	210
Egyptian Co. for Mobile Services	2,442	65
Egyptian Financial Group-Hermes Holding	16,270	60
ElSwedy Cables Holding Co. (b)	4,786	31
Ezz Steel (b)	16,675	29
Orascom Construction Industries	6,404	265
Orascom Telecom Holding SAE (b)	203,323	148
Talaat Moustafa Group (b)	39,926	30
Telecom Egypt	25,151	73
		911
Finland (1.3%)
Fortum Oyj (b)	16,766	569
Kesko Oyj, Class B (b)	10,179	476
Kone Oyj, Class B	8,227	473
Metso Oyj	8,500	457
Neste Oil Oyj (a)	5,848	121
Nokia Oyj	195,343	1,671
Outokumpu Oyj (a)	8,324	144
Rautaruukki Oyj (a)	5,204	125
Sampo Oyj, Class A	15,044	480
Stora Enso Oyj, Class R (a)	35,125	418
UPM-Kymmene Oyj (b)	30,552	646
Wartsila Oyj	7,480	292
		5,872
France (8.5%)
Accor SA (a)	6,362	286
Air Liquide SA	9,736	1,294
Alcatel-Lucent (a)(b)	46,984	270
Alstom SA	19,045	1,126
ArcelorMittal	26,187	947
Atos Origin SA (b)	783	46
AXA SA	45,346	948
BNP Paribas	44,133	3,228
Bouygues SA	15,386	739
Cap Gemini SA	4,704	273
Carrefour SA	33,138	1,467
Casino Guichard Perrachon SA	3,882	367
Cie de St-Gobain	7,837	480
Cie Generale d’Optique Essilor International SA	9,007	669
Cie Generale de Geophysique-Veritas (b)	8,276	298
Cie Generale des Etablissements Michelin Series B	7,422	627
CNP Assurances	5,146	109
Credit Agricole SA	28,048	460
Danone	18,289	1,195
Dassault Systemes SA	2,033	156
Edenred (b)	6,362	192
EDF SA	109	5

	Shares	Value (000)
Eurazeo	875	$68
European Aeronautic Defence and Space Co. N.V. (b)	6,297	183
Fonciere Des Regions REIT	824	88
France Telecom SA	50,596	1,134
GDF Suez	11,399	464
Gecina SA REIT	664	92
Hermes International (a)	1,534	336
ICADE REIT	696	86
Imerys SA	1,062	78
Klepierre REIT	3,071	125
L’Oreal SA	1,872	218
Lafarge SA	10,842	676
Lagardere SCA	5,389	230
LVMH Moet Hennessy Louis Vuitton SA	5,928	938
Neopost SA (a)	1,061	93
Pernod-Ricard SA	1,127	105
Peugeot SA (b)	8,651	342
PPR	1,535	235
Publicis Groupe SA	2,615	147
Renault SA (b)	8,472	468
Safran SA	2,703	96
Sanofi-Aventis SA	29,726	2,084
Schneider Electric SA	9,564	1,635
SCOR SE	5,247	143
Societe BIC SA	992	88
Societe Generale	25,229	1,639
Societe Television Francaise 1	6,479	119
Sodexo	3,056	223
STMicroelectronics N.V. (a)	19,861	246
Technip SA	9,001	960
Thales SA	2,828	113
Total SA	104,502	6,362
Unibail-Rodamco SE REIT	2,921	633
Vallourec SA	2,976	334
Veolia Environnement	10,813	336
Vinci SA	15,361	960
Vivendi SA	24,867	710
		37,969
Germany (8.8%)
Adidas AG	5,181	326
Allianz SE (Registered)	11,225	1,575
BASF SE	27,232	2,355
Bayer AG	22,867	1,771
Bayerische Motoren Werke AG	10,948	912
Beiersdorf AG	1,968	120
Celesio AG	3,757	92
Commerzbank AG (a)(b)	15,547	121
Daimler AG (Registered) (a)(b)	70,802	5,002
Deutsche Bank AG	24,209	1,423
Deutsche Boerse AG	1,921	146
Deutsche Lufthansa (Registered)	8,463	179
Deutsche Post AG (Registered)	26,961	486
Deutsche Postbank AG (b)	3,245	99
Deutsche Telekom AG (Registered)	102,390	1,577
E.ON AG	74,947	2,289
Esprit Holdings Ltd.	25,827	119

	Shares	Value (000)
Fresenius Medical Care AG & Co. KGaA	8,730	$586
GEA Group AG	5,866	193
Henkel AG & Co. KGaA (Preference)	2,916	181
Hochtief AG	3,162	340
K&S AG	2,249	170
Linde AG	3,887	614
MAN SE	3,573	446
Merck KGaA (a)	1,607	145
Metro AG	10,612	725
Muenchener Rueckversicherungs AG (Registered)	5,159	812
Porsche Automobil Holding SE (Preference)	10,629	696
Puma AG Rudolf Dassler Sport	241	71
RWE AG	11,421	727
RWE AG (Preference)	877	53
SAP AG	41,170	2,521
Siemens AG (Registered)	63,396	8,689
ThyssenKrupp AG	10,242	418
TUI AG (a)(b)	5,333	64
Volkswagen AG	13,521	2,075
Volkswagen AG (Preference)	8,070	1,309
		39,427
Hong Kong (2.3%)
Bank of East Asia Ltd.	45,841	195
BOC Hong Kong Holdings Ltd.	107,000	349
Cheung Kong Holdings Ltd.	68,000	1,108
China Mengniu Dairy Co. Ltd. (a)	27,000	71
CLP Holdings Ltd.	61,500	497
Guangdong Investment Ltd.	124,000	63
Hang Lung Group Ltd.	40,000	248
Hang Lung Properties Ltd.	121,000	530
Hang Seng Bank Ltd.	33,000	533
Henderson Land Development Co., Ltd.	53,323	369
Hengdeli Holdings Ltd.	35,300	19
Hong Kong & China Gas Co., Ltd.	105,100	252
Hong Kong Exchanges and Clearing Ltd.	29,300	637
Hongkong Electric Holdings Ltd.	45,500	304
Hopewell Holdings Ltd.	28,000	84
Hutchison Whampoa Ltd.	90,000	1,066
Hysan Development Co., Ltd.	31,000	127
Kerry Properties Ltd.	35,500	177
Li & Fung Ltd.	64,000	328
Link (The) REIT	62,315	195
MTR Corp.	49,025	181
New World Development Co., Ltd.	125,799	222
Sands China Ltd. (b)	78,400	175
Shandong Weigao Group Medical Polymer Co., Ltd.	17,400	50
Shangri-La Asia Ltd.	46,500	120
Sino Land Co., Ltd.	128,786	229
Sun Hung Kai Properties Ltd.	69,505	1,101
Swire Pacific Ltd.	38,000	557
Wharf Holdings Ltd.	78,900	544
Wheelock & Co., Ltd.	45,000	169
		10,500

	Shares	Value (000)
Indonesia (0.0%)
Golden Agri-Resources Ltd.	184,315	$101

Italy (0.3%)
Intesa Sanpaolo S.p.A.	159,195	471
UniCredit S.p.A.	283,262	700
		1,171
Japan (18.7%)
77 Bank Ltd. (The)	18,000	90
Advantest Corp. (a)	8,290	149
Aeon Co., Ltd. (a)	16,800	195
Aeon Credit Service Co., Ltd.	2,300	32
Aeon Mall Co., Ltd.	4,300	92
Aisin Seiki Co., Ltd.	6,500	226
Ajinomoto Co., Inc. (a)	27,400	286
Amada Co., Ltd.	12,000	100
Asahi Breweries Ltd.	19,100	318
Asahi Glass Co., Ltd.	50,800	639
Asahi Kasei Corp. (a)	50,000	337
Astellas Pharma, Inc. (a)	13,500	500
Bank of Kyoto Ltd. (The) (a)	7,000	62
Bank of Yokohama Ltd. (The) (a)	46,000	218
Benesse Holdings, Inc. (a)	2,400	98
Bridgestone Corp. (a)	48,500	1,016
Canon, Inc.	30,700	1,336
Casio Computer Co., Ltd. (a)	14,600	115
Central Japan Railway Co.	55	436
Chiba Bank Ltd. (The) (a)	18,000	101
Chubu Electric Power Co., Inc. (a)	10,300	229
Chugai Pharmaceutical Co., Ltd.	7,107	122
Citizen Holdings Co., Ltd.	16,800	97
Credit Saison Co., Ltd.	3,100	50
Dai Nippon Printing Co., Ltd. (a)	16,600	202
Daicel Chemical Industries Ltd.	8,000	49
Daiichi Sankyo Co., Ltd. (a)	33,700	651
Daikin Industries Ltd.	13,800	413
Daito Trust Construction Co., Ltd. (a)	4,200	289
Daiwa House Industry Co., Ltd. (a)	26,600	327
Daiwa Securities Group, Inc. (a)	61,000	280
Denki Kagaku Kogyo KK	21,000	104
Denso Corp.	40,350	1,339
Dowa Holdings Co., Ltd.	25,000	156
East Japan Railway Co.	13,700	762
Eisai Co., Ltd. (a)	6,202	222
FamilyMart Co., Ltd. (a)	2,400	90
Fanuc Corp.	11,900	1,801
Fast Retailing Co., Ltd.	5,700	713
Fuji Electric Holdings Co., Ltd. (a)	11,000	35
Fuji Media Holdings, Inc.	21	29
FUJIFILM Holdings Corp. (a)	32,400	1,003
Fujitsu Ltd. (a)	122,200	690
Fukuoka Financial Group, Inc. (a)	26,000	108
Furukawa Electric Co., Ltd. (a)	25,800	104
Hirose Electric Co., Ltd.	1,200	129
Hitachi Construction Machinery Co., Ltd. (a)	6,400	160
Hitachi Ltd. (a)	142,000	739

	Shares	Value (000)
Hokkaido Electric Power Co., Inc. (a)	2,200	$43
Hokuhoku Financial Group, Inc. (a)	48,000	93
Honda Motor Co., Ltd. (a)	65,604	2,465
Hoya Corp.	17,500	399
Ibiden Co., Ltd. (a)	8,500	268
IHI Corp. (a)	48,000	117
Inpex Corp.	71	539
Isetan Mitsukoshi Holdings Ltd. (a)(b)	12,280	111
ITOCHU Corp. (a)	66,000	691
Itochu Techno-Solutions Corp.	1,800	58
J Front Retailing Co., Ltd.	16,000	67
Japan Real Estate Investment Corp. REIT	26	246
Japan Retail Fund Investment Corp. REIT	81	127
Japan Tobacco, Inc. (a)	278	1,004
JFE Holdings, Inc. (a)	15,200	445
JGC Corp. (a)	30,000	702
Joyo Bank Ltd. (The)	35,000	138
JS Group Corp. (a)	10,100	262
JSR Corp. (a)	6,200	124
JX Holdings, Inc.	90,546	610
Kajima Corp. (a)	53,400	150
Kaneka Corp. (a)	10,000	70
Kansai Electric Power Co., Inc. (The) (a)	14,700	320
Kao Corp.	22,300	556
Kawasaki Heavy Industries Ltd. (a)	45,000	198
Kawasaki Kisen Kaisha Ltd.	95,000	351
Keikyu Corp. (a)	15,000	108
Keio Corp. (a)	9,000	54
Keyence Corp.	2,830	724
Kikkoman Corp. (a)	7,000	66
Kintetsu Corp. (a)	64,200	206
Kirin Holdings Co., Ltd.	42,400	557
Kobe Steel Ltd.	80,000	208
Komatsu Ltd.	66,000	2,242
Konami Corp. (a)	4,800	89
Konica Minolta Holdings, Inc. (a)	19,500	163
Kubota Corp. (a)	88,000	829
Kuraray Co., Ltd. (a)	14,000	180
Kurita Water Industries Ltd. (a)	2,900	86
Kyocera Corp. (a)	10,900	1,105
Kyowa Hakko Kirin Co., Ltd.	9,028	85
Kyushu Electric Power Co., Inc. (a)	6,400	125
Lawson, Inc.	2,200	106
Mabuchi Motor Co., Ltd. (a)	1,600	76
Makita Corp. (a)	3,100	144
Marubeni Corp.	79,000	569
Marui Group Co., Ltd. (a)	16,200	105
Matsui Securities Co., Ltd.	7,900	43
MEIJI Holdings Co., Ltd.	1,106	44
Minebea Co., Ltd. (a)	19,000	105
Mitsubishi Chemical Holdings Corp. (a)	54,000	340
Mitsubishi Corp. (a)	81,000	2,248
Mitsubishi Electric Corp.	132,800	1,568
Mitsubishi Estate Co., Ltd.	60,000	1,015
Mitsubishi Heavy Industries Ltd. (a)	146,000	671
Mitsubishi Logistics Corp. (a)	4,000	45
Mitsubishi Materials Corp. (a)	77,000	261
Mitsubishi UFJ Financial Group, Inc. (a)(c)	239,546	1,106

	Shares	Value (000)
Mitsui & Co., Ltd. (a)	73,000	$1,309
Mitsui Chemicals, Inc. (a)	21,000	74
Mitsui Fudosan Co., Ltd.	42,400	700
Mitsui Mining & Smelting Co., Ltd. (a)	48,000	167
Mitsui OSK Lines Ltd. (a)	35,000	202
Mizuho Financial Group, Inc. (a)	541,500	898
Mizuho Securities Co., Ltd. (a)(b)	26,000	69
MS&AD Insurance Group Holdings (a)	12,160	277
Murata Manufacturing Co., Ltd. (a)	8,500	612
NEC Corp. (b)	100,400	218
NGK Insulators Ltd. (a)	24,600	440
NGK Spark Plug Co., Ltd. (a)	8,000	109
Nidec Corp. (a)	4,600	398
Nikon Corp.	11,600	239
Nintendo Co., Ltd. (a)	4,800	1,297
Nippon Building Fund, Inc. REIT	29	282
Nippon Electric Glass Co., Ltd.	24,500	347
Nippon Express Co., Ltd. (a)	33,800	130
Nippon Meat Packers, Inc. (a)	7,600	96
Nippon Paper Group, Inc. (a)	3,700	79
Nippon Sheet Glass Co., Ltd. (a)	21,000	61
Nippon Steel Corp. (a)	303,000	969
Nippon Telegraph & Telephone Corp.	10,600	476
Nippon Yusen KK (a)	43,000	168
Nishi-Nippon City Bank Ltd. (The) (a)	18,000	52
Nissan Chemical Industries Ltd. (a)	6,500	67
Nissan Motor Co., Ltd. (a)	77,500	688
Nisshin Seifun Group, Inc. (a)	6,000	69
Nisshinbo Holdings, Inc. (a)	3,000	29
Nissin Foods Holdings Co., Ltd. (a)	2,900	102
Nitto Denko Corp.	8,300	440
NKSJ Holdings, Inc. (a)	30,800	201
Nomura Holdings, Inc. (a)	86,400	452
Nomura Research Institute Ltd. (a)	5,900	130
NSK Ltd. (a)	29,000	250
NTN Corp. (a)	21,000	101
NTT Data Corp. (a)	64	198
NTT DoCoMo, Inc. (a)	144	253
Obayashi Corp. (a)	35,000	156
Obic Co., Ltd.	480	91
OJI Paper Co., Ltd. (a)	46,400	220
Olympus Corp. (a)	4,800	134
Omron Corp. (a)	9,700	273
Oracle Corp. Japan	1,900	79
Oriental Land Co., Ltd. (a)	2,500	199
ORIX Corp.	470	44
Osaka Gas Co., Ltd. (a)	38,600	154
Panasonic Corp. (a)	105,000	1,336
Resona Holdings, Inc. (a)	12,400	59
Rohm Co., Ltd. (a)	6,000	376
Sapporo Holdings Ltd. (a)	8,000	30
SBI Holdings, Inc. (a)(b)	383	48
Secom Co., Ltd. (a)	6,400	297
Seiko Epson Corp. (a)	5,500	88
Sekisui Chemical Co., Ltd. (a)	18,000	141
Sekisui House Ltd.	38,600	362
Seven & I Holdings Co., Ltd.	42,300	1,079
Sharp Corp. (a)	31,200	309

	Shares	Value (000)
Shimamura Co., Ltd. (a)	900	$79
Shimano, Inc. (a)	6,000	300
Shimizu Corp. (a)	36,600	163
Shin-Etsu Chemical Co., Ltd. (a)	22,496	1,118
Shinsei Bank Ltd. (a)	43,000	51
Shionogi & Co., Ltd. (a)	6,900	118
Shiseido Co., Ltd. (a)	22,900	396
Shizuoka Bank Ltd. (The) (a)	16,000	132
Showa Denko KK	31,000	62
Showa Shell Sekiyu KK	7,500	78
SMC Corp.	4,200	691
Softbank Corp.	46,800	1,868
Sony Corp.	35,597	1,140
Stanley Electric Co., Ltd. (a)	3,100	51
Sumitomo Chemical Co., Ltd. (a)	55,600	277
Sumitomo Corp. (a)	43,800	626
Sumitomo Electric Industries Ltd. (a)	27,500	381
Sumitomo Heavy Industries Ltd.	21,000	137
Sumitomo Metal Industries Ltd. (a)	223,000	499
Sumitomo Metal Mining Co., Ltd.	55,800	960
Sumitomo Mitsui Financial Group, Inc. (a)	27,100	843
Sumitomo Mitsui Trust Holdings, Inc. (a)	34,545	123
Sumitomo Realty & Development Co., Ltd.	18,000	360
Sumitomo Trust & Banking Co., Ltd. (The) (a)	77,000	407
Suzuki Motor Corp.	11,400	255
T&D Holdings, Inc. (a)	7,050	174
Taisei Corp. (a)	52,000	128
Taisho Pharmaceutical Co., Ltd. (a)	5,441	118
Takashimaya Co., Ltd.	15,000	96
Takeda Pharmaceutical Co., Ltd. (a)	27,600	1,287
TDK Corp. (a)	5,200	307
Teijin Ltd. (a)	36,400	163
Terumo Corp. (a)	11,000	580
THK Co., Ltd. (a)	2,200	55
Tobu Railway Co., Ltd. (a)	33,400	137
Toho Co., Ltd.	3,300	47
Tohoku Electric Power Co., Inc. (a)	8,700	147
Tokio Marine Holdings, Inc.	28,352	758
Tokyo Electron Ltd. (a)	11,600	639
Tokyo Gas Co., Ltd. (a)	44,600	204
Tokyu Corp.	40,400	168
Tokyu Land Corp. (a)	31,000	135
TonenGeneral Sekiyu KK (a)	14,000	173
Toppan Printing Co., Ltd. (a)	16,600	131
Toray Industries, Inc. (a)	49,100	357
Toshiba Corp.	123,000	602
Tosoh Corp. (a)	23,000	83
Toto Ltd.	20,600	166
Toyo Seikan Kaisha Ltd. (a)	8,000	131
Toyota Boshoku Corp.	4,200	60
Toyota Industries Corp.	3,250	98
Toyota Motor Corp. (a)	84,300	3,395
Trend Micro, Inc. (a)	4,800	128
Unicharm Corp. (a)	7,600	276
UNY Co., Ltd.	5,600	52
Ushio, Inc. (a)	2,200	43
USS Co., Ltd. (a)	1,250	97
West Japan Railway Co.	19	73

	Shares	Value (000)
Yahoo! Japan Corp. (a)	763	$273
Yakult Honsha Co., Ltd. (a)	4,100	105
Yamada Denki Co., Ltd. (a)	4,190	283
Yamaha Corp.	5,100	58
Yamaha Motor Co., Ltd. (a)(b)	1,800	31
Yamato Holdings Co., Ltd.	10,600	164
Yamazaki Baking Co., Ltd. (a)	6,000	70
Yokogawa Electric Corp. (a)(b)	11,000	84
		83,981
Korea, Republic of (0.9%)
Amorepacific Corp.	22	21
Cheil Industries, Inc.	481	51
Daewoo Securities Co., Ltd. (b)	1,230	25
Doosan Heavy Industries and Construction Co., Ltd.	646	41
GS Engineering & Construction Corp. (b)	417	44
Hana Financial Group, Inc.	1,290	56
Hynix Semiconductor, Inc.	3,060	87
Hyundai Engineering & Construction Co., Ltd. (b)	500	36
Hyundai Heavy Industries Co., Ltd.	284	134
Hyundai Mobis (b)	397	119
Hyundai Motor Co.	949	176
Hyundai Steel Co. (b)	507	65
Industrial Bank of Korea (b)	2,060	36
KB Financial Group, Inc.	2,410	126
Kia Motors Corp.	1,430	90
Korea Electric Power Corp. (b)	1,710	42
Korea Exchange Bank	3,450	30
Korean Air Lines Co., Ltd.	248	15
KT Corp.	1,430	51
KT&G Corp.	749	39
LG Chem Ltd.	298	125
LG Corp.	1,151	86
LG Display Co., Ltd.	1,520	48
LG Electronics, Inc.	617	59
LG Household & Health Care Ltd.	62	23
Lotte Shopping Co., Ltd.	87	36
NCSoft Corp.	104	24
NHN Corp. (b)	282	49
OCI Co., Ltd. (b)	119	54
POSCO	400	184
S-Oil Corp.	490	68
Samsung C&T Corp.	985	64
Samsung Electro-Mechanics Co., Ltd.	391	42
Samsung Electronics Co., Ltd.	1,696	1,441
Samsung Electronics Co., Ltd. (Preference)	124	71
Samsung Engineering Co., Ltd.	238	45
Samsung Fire & Marine Insurance Co., Ltd. (b)	256	57
Samsung Heavy Industries Co., Ltd.	1,520	55
Samsung SDI Co., Ltd.	244	37
Samsung Securities Co., Ltd. (b)	482	35
Samsung Techwin Co., Ltd.	263	19
Shinhan Financial Group Co., Ltd. (b)	2,670	121
Shinsegae Co., Ltd.	216	51
SK Innovation Co., Ltd.	427	82
SK Telecom Co., Ltd.	333	50

	Shares	Value (000)
Woori Finance Holdings Co., Ltd. (b)	1,590	$21
		4,231
Malta (0.0%)
BGP Holdings PLC (b)(d)	72,261	—

Mexico (0.0%)
Wal-Mart de Mexico SAB de CV Series V	2	—	@

Netherlands (3.1%)
Aegon N.V. (b)	75,461	565
Akzo Nobel N.V.	13,243	910
ASML Holding N.V. (b)	22,764	1,003
Corio N.V. REIT	2,333	163
Fugro N.V.	4,834	426
Heineken N.V.	13,278	725
ING Groep N.V. (b)	47,994	607
Koninklijke Ahold N.V.	1,806	24
Koninklijke DSM N.V.	7,843	482
Koninklijke KPN N.V.	108,793	1,853
Koninklijke Philips Electronics N.V. (b)	67,688	2,164
Reed Elsevier N.V.	40,092	516
SBM Offshore N.V.	11,112	323
TNT N.V.	35,304	906
Unilever N.V. CVA	89,773	2,815
Wolters Kluwer N.V.	27,231	637
		14,119
Norway (2.1%)
DnB NOR ASA	64,048	983
Norsk Hydro ASA	68,888	565
Orkla ASA	68,589	665
Renewable Energy Corp. ASA (a)(b)	9,300	33
Seadrill Ltd. (a)	45,028	1,628
Statoil ASA	73,716	2,043
Telenor ASA	121,666	2,002
Yara International ASA	30,361	1,538
		9,457
Poland (0.5%)
Asseco Poland SA	4,735	90
Bank Handlowy w Warszawie SA	3,088	110
Bank Pekao SA	3,295	197
Bank Zachodni WBK SA	1,939	155
Getin Holding SA (b)	22,364	112
Globe Trade Centre SA (b)	4,016	30
KGHM Polska Miedz SA	8,000	508
PBG SA	600	40
Polski Koncern Naftowy Orlen SA (b)	18,572	344
Polskie Gornictwo Naftowe i Gazownictwo SA	47,514	63
Powszechna Kasa Oszczednosci Bank Polski SA	33,134	510
Telekomunikacja Polska SA	46,026	285
		2,444
Russia (0.6%)
Gazprom OAO ADR	29,533	955

	Shares	Value (000)
Lukoil OAO ADR	5,996	$428
MMC Norilsk Nickel OJSC ADR	9,590	254
Mobile Telesystems OJSC ADR	6,200	132
NovaTek OAO GDR	711	99
Polyus Gold OJSC ADR	1,677	59
Rosneft Oil Co. GDR	19,943	182
Surgutneftegaz OJSC ADR	10,100	109
Tatneft ADR	3,497	154
VTB Bank OJSC GDR	19,409	136
		2,508
Singapore (1.7%)
Ascendas REIT	60,000	97
CapitaLand Ltd.	100,000	262
CapitaMall Trust REIT	85,514	128
City Developments Ltd. (a)	22,741	208
ComfortDelgro Corp. Ltd.	64,538	80
DBS Group Holdings Ltd.	85,678	995
Fraser and Neave Ltd.	42,000	200
Genting Singapore PLC (a)(b)	284,000	462
Jardine Cycle & Carriage Ltd.	3,034	88
Keppel Corp. Ltd.	55,000	537
Noble Group Ltd. (a)	100,090	170
Olam International Ltd. (a)	15,000	33
Oversea-Chinese Banking Corp. Ltd.	157,758	1,199
SembCorp Industries Ltd.	44,183	183
SembCorp Marine Ltd. (a)	40,000	185
Singapore Airlines Ltd.	29,010	315
Singapore Exchange Ltd. (a)	24,581	153
Singapore Press Holdings Ltd. (a)	34,083	106
Singapore Technologies Engineering Ltd.	52,000	134
Singapore Telecommunications Ltd.	309,115	741
United Overseas Bank Ltd.	72,448	1,081
Wilmar International Ltd. (a)	45,000	195
		7,552
Spain (0.8%)
Banco Bilbao Vizcaya Argentaria SA (a)	90,055	1,093
Banco Santander SA	175,489	2,037
Telefonica SA	18,389	460
		3,590
Sweden (3.7%)
Alfa Laval AB	15,660	340
Assa Abloy AB Series B	15,666	450
Atlas Copco AB, Class A	36,957	982
Atlas Copco AB, Class B	20,329	491
Electrolux AB (a)(b)	9,836	254
Getinge AB, Class B	14,547	359
Hennes & Mauritz AB, Class B	39,016	1,296
Holmen AB, Class B	2,976	103
Husqvarna AB, Class B	9,836	84
Investor AB, Class B	25,997	631
Lundin Petroleum AB (b)	10,225	147
Nordea Bank AB (a)	147,011	1,609
Oriflame Cosmetics SA (a)	10,049	520

	Shares	Value (000)
Sandvik AB	55,374	$1,045
Securitas AB, Class B	800	10
Skanska AB, Class B	33,035	696
SKF AB, Class B	17,153	499
SSAB AB, Class A (b)	10,049	159
Svenska Cellulosa AB, Class B	32,967	531
Svenska Handelsbanken AB, Class A (a)	32,498	1,066
Swedish Match AB	13,822	460
Tele2 AB, Class B	9,285	214
Telefonaktiebolaget LM Ericsson, Class B	183,200	2,363
TeliaSonera AB	94,172	814
Volvo AB, Class A (b)	22,880	401
Volvo AB, Class B (b)	54,987	967
		16,491
Switzerland (8.6%)
ABB Ltd. (Registered) (b)	161,738	3,884
Baloise-Holding AG	2,059	204
Cie Financiere Richemont SA	38,228	2,208
Credit Suisse Group AG (Registered)	32,499	1,381
GAM Holding AG (b)	7,719	147
Geberit AG (Registered)	1,699	370
Givaudan SA (Registered)	320	322
Holcim Ltd. (Registered)	10,521	793
Julius Baer Group Ltd.	7,719	335
Logitech International SA (Registered) (a)(b)	9,587	173
Lonza Group AG (Registered)	1,429	120
Nestle SA (Registered)	181,613	10,410
Novartis AG (Registered)	91,651	4,971
Pargesa Holding SA	286	27
Roche Holding AG (Genusschein)	26,850	3,835
Schindler Holding AG	2,954	355
Straumann Holding AG (Registered)	577	148
Swatch Group AG (The) (Registered)	2,421	192
Swatch Group AG (The) Series B	3,257	1,440
Swiss Life Holding AG (Registered) (b)	911	151
Swiss Reinsurance Co., Ltd. (Registered)	17,444	998
Swisscom AG (Registered)	1,138	507
Syngenta AG (Registered)	6,597	2,144
Synthes, Inc.	4,449	602
UBS AG (Registered) (b)	94,189	1,690
Zurich Financial Services AG	5,104	1,429
		38,836
United Kingdom (21.9%)
3i Group PLC	18,870	90
Admiral Group PLC	5,982	149
Aggreko PLC	39,687	1,003
AMEC PLC	21,883	419
Anglo American PLC	49,524	2,548
ARM Holdings PLC	96,748	892
AstraZeneca PLC	49,904	2,292
Aviva PLC	89,975	625
BAE Systems PLC	139,713	728
Balfour Beatty PLC	46,564	257
Barclays PLC	298,308	1,328
BG Group PLC	198,039	4,927

	Shares	Value (000)
BHP Billiton PLC	79,178	$3,125
BP PLC	663,324	4,831
British American Tobacco PLC	70,237	2,819
British Land Co. PLC REIT (a)	34,592	307
British Sky Broadcasting Group PLC	90,216	1,194
BT Group PLC	429,239	1,278
Bunzl PLC	17,982	215
Burberry Group PLC	16,159	304
Capita Group PLC (The)	7,280	87
Capital Shopping Centres Group PLC REIT	18,465	113
Carnival PLC	7,641	301
Centrica PLC	104,214	544
Charter International PLC	44,354	575
Cobham PLC	50,635	187
Compass Group PLC	93,866	844
Diageo PLC	102,681	1,952
Experian PLC	27,907	346
Firstgroup PLC	24,289	127
G4S PLC	14,295	59
GlaxoSmithKline PLC	188,105	3,589
Hammerson PLC REIT	27,716	199
Home Retail Group PLC	27,764	86
HSBC Holdings PLC	840,701	8,645
Imperial Tobacco Group PLC	27,933	863
Intercontinental Hotels Group PLC	15,767	323
International Power PLC	14,691	73
Invensys PLC	29,275	162
Investec PLC	5,696	44
J Sainsbury PLC	49,577	267
Johnson Matthey PLC	8,124	242
Kingfisher PLC	39,659	156
Land Securities Group PLC REIT	30,970	364
Legal & General Group PLC	232,153	429
Lloyds Banking Group PLC (b)	440,574	411
Man Group PLC	75,423	297
Marks & Spencer Group PLC	52,302	282
National Grid PLC	117,807	1,123
Next PLC	8,057	256
Old Mutual PLC	173,263	378
Pearson PLC	40,908	722
Petrofac Ltd.	13,631	326
Prudential PLC	77,805	882
Randgold Resources Ltd. (b)	7,922	631
Reckitt Benckiser Group PLC	25,252	1,297
Reed Elsevier PLC	55,899	484
Rexam PLC	26,186	153
Rio Tinto PLC	54,872	3,855
Rolls-Royce Group PLC (b)	76,182	756
Royal Bank of Scotland Group PLC (b)	760,511	498
Royal Dutch Shell PLC, Class A	211,489	7,681
Royal Dutch Shell PLC, Class B	161,251	5,846
RSA Insurance Group PLC	117,900	249
SABMiller PLC	46,049	1,631
Sage Group PLC (The)	68,158	304
Schroders PLC	2,880	80
Scottish & Southern Energy PLC	52,027	1,052
Segro PLC REIT	28,801	149
Serco Group PLC	5,810	52

	Shares	Value (000)
Severn Trent PLC	17,239	$404
Smith & Nephew PLC	114,967	1,297
Smiths Group PLC	16,771	349
Standard Chartered PLC	105,558	2,738
Standard Life PLC	66,199	220
Tesco PLC	278,520	1,702
Unilever PLC	41,446	1,263
United Utilities Group PLC	7,265	69
Vodafone Group PLC	2,662,897	7,540
Whitbread PLC	9,266	245
Wolseley PLC (b)	2,674	90
WPP PLC	176,721	2,179
Xstrata PLC	52,838	1,235
		98,634
United States (0.0%)
Lend Lease Group	10,636	100
Total Common Stocks (Cost $375,948)		423,986

	No. of Rights
Rights (0.0%)
Australia (0.0%)
Origin Energy Ltd., expires 4/13/11 (b)	3,130	11

Germany (0.0%)
Porsche Automobil Holding SE, expires 4/12/11 (b)	10,629	92
Total Rights (Cost $134)		103

	Shares
Short-Term Investments (16.1%)
Securities held as Collateral on Loaned Securities (12.3%)
Investment Company (10.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e)	47,748,563	47,749

	Face Amount (000)
Repurchase Agreements (1.7%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $2,502; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $2,552)	$2,502	2,502

	Face Amount (000)	Value (000)
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $4,829; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $4,926)	$4,829	$4,829
		7,331
Total Securities held as Collateral on Loaned Securities (Cost $55,080)		55,080

	Shares
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $17,001)	17,000,796	17,001
Total Short-Term Investments (Cost $72,081)		72,081
Total Investments (110.4%) (Cost $448,163) (Including $52,196 of Securities Loaned) +		496,170
Liabilities in Excess of Other Assets (-10.4%)		(46,740)
Net Assets (100.0%)		$449,430

(a)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $52,196,000 and $55,080,000, respectively. The Portfolio received cash collateral of approximately $55,080,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

For the three months ended March 31, 2011, the proceeds from sales of Mitsubishi UFJ Financial Group, Inc., common stock, an affiliate of the Investment Adviser, Administrator and Distributor, was $73,780, including net realized losses of $133,585.

(d)

At March 31, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $448,163,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $48,007,000 of which approximately $78,857,000 related to appreciated securities and approximately $30,850,000 related to depreciated securities.

@	Value is less than $500.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
Bank of New York Mellon	HKD	47,556	$6,114	4/14/11	USD	6,101	$6,101	$(13)
Bank of New York Mellon	USD	92	92	4/14/11	EUR	66	93	1
Credit Suisse London Branch (GFX)	USD	2,871	2,871	4/14/11	EUR	2,056	2,913	42
Deutsche Bank AG London	AUD	2,553	2,638	4/14/11	USD	2,519	2,519	(119)
Goldman Sachs International	AUD	3,480	3,595	4/14/11	USD	3,423	3,423	(172)
Goldman Sachs International	USD	7,220	7,220	4/14/11	AUD	7,317	7,559	339
Goldman Sachs International	USD	7,215	7,215	4/14/11	AUD	6,987	7,217	2
Goldman Sachs International	USD	1,885	1,885	4/14/11	EUR	1,350	1,913	28
JPMorgan Chase Bank NA	USD	5,874	5,874	4/14/11	EUR	4,206	5,960	86
Royal Bank of Scotland	EUR	2,000	2,834	4/14/11	USD	2,793	2,793	(41)
Royal Bank of Scotland	EUR	2,543	3,603	4/14/11	USD	3,608	3,608	5
Royal Bank of Scotland	JPY	302,725	3,640	4/14/11	USD	3,653	3,653	13
State Street Bank and Trust Co.	GBP	1,970	3,159	4/14/11	USD	3,163	3,163	4
UBS AG	GBP	1,432	2,297	4/14/11	USD	2,300	2,300	3
UBS AG	HKD	17,236	2,216	4/14/11	USD	2,211	2,211	(5)
UBS AG	JPY	175,651	2,112	4/14/11	USD	2,152	2,152	40
UBS AG	USD	21,560	21,560	4/14/11	EUR	15,440	21,877	317
UBS AG	USD	7,154	7,154	4/14/11	JPY	578,887	6,960	(194)
			$86,079				$86,415	$336

AUD	—	Australian Dollar
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
USD	—	United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
DAX Index (Germany)	17	$4,264	Jun-11	$44
FTSE 100 Index (United Kingdom)	36	3,398	Jun-11	5
Hang Seng China ENT Index (Hong Kong)	27	2,306	Apr-11	54
TOPIX Index (Japan)	117	12,181	Jun-11	(970)
				$(867)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,225	$—	$—		$2,225
Air Freight & Logistics	1,617	—	—		1,617
Airlines	530	—	—		530
Auto Components	3,645	—	—		3,645
Automobiles	17,986	—	—		17,986
Beverages	7,470	—	—		7,470
Biotechnology	304	—	—		304
Building Products	2,841	—	—		2,841
Capital Markets	6,340	—	—		6,340
Chemicals	16,365	—	—		16,365
Commercial Banks	42,084	—	—		42,084
Commercial Services & Supplies	2,006	—	—		2,006
Communications Equipment	4,348	—	—		4,348
Computers & Peripherals	1,817	—	—		1,817
Construction & Engineering	4,864	—	—		4,864
Construction Materials	2,213	—	—		2,213
Consumer Finance	82	—	—		82
Containers & Packaging	704	—	—		704
Distributors	416	—	—		416
Diversified Consumer Services	98	—	—		98
Diversified Financial Services	3,282	—	—	†	3,282
Diversified Telecommunication Services	12,438	—	—		12,438
Electric Utilities	5,978	—	—		5,978
Electrical Equipment	9,868	—	—		9,868
Electronic Equipment, Instruments & Components	6,227	—	—		6,227
Energy Equipment & Services	4,433	—	—		4,433
Food & Staples Retailing	7,947	—	—		7,947
Food Products	17,436	—	—		17,436
Gas Utilities	629	—	—		629
Health Care Equipment & Supplies	3,888	—	—		3,888
Health Care Providers & Services	735	—	—		735
Hotels, Restaurants & Leisure	3,720	—	—		3,720
Household Durables	3,848	—	—		3,848
Household Products	1,797	—	—		1,797
Independent Power Producers & Energy Traders	508	—	—		508
Industrial Conglomerates	13,994	—	—		13,994
Information Technology Services	902	—	—		902
Insurance	13,361	—	—		13,361
Internet & Catalog Retail	86	—	—		86
Internet Software & Services	553	—	—		553
Leisure Equipment & Products	597	—	—		597
Life Sciences Tools & Services	120	—	—		120
Machinery	16,513	—	—		16,513
Marine	1,634	—	—		1,634
Media	7,120	—	—		7,120
Metals & Mining	38,781	—	—		38,781
Multi-Utilities	3,441	—	—		3,441
Multiline Retail	1,328	—	—		1,328
Office Electronics	1,592	—	—		1,592
Oil, Gas & Consumable Fuels	38,240	—	—		38,240
Paper & Forest Products	1,997	—	—		1,997
Personal Products	1,879	—	—		1,879
Pharmaceuticals	24,685	—	—		24,685
Professional Services	433	—	—		433

Real Estate Investment Trusts (REITs)	3,731	—	—		3,731
Real Estate Management & Development	9,013	—	—		9,013
Road & Rail	2,891	—	—		2,891
Semiconductors & Semiconductor Equipment	4,948	—	—		4,948
Software	4,688	—	—		4,688
Specialty Retail	2,788	—	—		2,788
Textiles, Apparel & Luxury Goods	5,915	—	—		5,915
Tobacco	5,211	—	—		5,211
Trading Companies & Distributors	5,982	—	—		5,982
Transportation Infrastructure	313	—	—		313
Water Utilities	467	—	—		467
Wireless Telecommunication Services	10,094	—	—		10,094
Total Common Stocks	423,986	—	—	†	423,986
Rights	103	—	—		103
Short-Term Investments
Investment Company	64,750	—	—		64,750
Repurchase Agreements	—	7,331	—		7,331
Total Short-Term Investments	64,750	7,331	—		72,081
Foreign Currency Exchange Contracts	—	880	—		880
Futures Contracts	103	—	—		103
Total Assets	488,942	8,211	—	†	497,153
Liabilities:
Foreign Currency Exchange Contracts	—	(544)	—		(544)
Future Contracts	(970)	—	—		(970)
Total Liabilities	(970)	(544)	—		(1,514)
Total	$487,972	$7,667	$—	†	$495,639

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/10	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—	‡
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

†	Includes one or more securities which are valued at zero.
‡	Includes one or more securities with proceeds from sales of zero.

Morgan Stanley Institutional Fund, Inc.

Asian Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
China (25.4%)
AIA Group Ltd. (a)	5,400	$17
Belle International Holdings Ltd.	22,000	40
China Construction Bank Corp., Class H	61,000	57
China Mobile Ltd.	3,000	28
China Pacific Insurance Group Co., Ltd., Class H	10,800	45
China Shipping Container Lines Co. Ltd. (a)	88,000	35
Dongfeng Motor Group Co., Ltd., Class H	22,000	37
Ping An Insurance Group Co. of China Ltd., Class H	4,000	41
Tencent Holdings Ltd.	2,400	58
Want Want China Holdings Ltd.	44,000	35
		393
Hong Kong (7.3%)
BOC Hong Kong Holdings Ltd.	9,500	31
China ITS Holdings Co. Ltd. (a)	6,000	3
Kerry Properties Ltd.	5,500	28
Li & Fung Ltd.	4,000	21
Wharf Holdings Ltd.	4,400	30
		113
India (9.4%)
Dr Reddy’s Laboratories Ltd. ADR	1,000	37
HDFC Bank Ltd. ADR	200	34
Infosys Technologies Ltd. ADR	500	36
Reliance Industries Ltd. GDR (b)	803	38
		145
Indonesia (3.2%)
Kalbe Farma Tbk PT	126,000	49

Korea, Republic of (28.1%)
GS Holdings	17	1
Hana Financial Group, Inc.	170	7
Hynix Semiconductor, Inc. (a)	730	21
Hyundai Engineering & Construction Co., Ltd. (a)	320	23
Hyundai Heavy Industries Co., Ltd.	69	33
Hyundai Motor Co.	353	65
Hyundai Steel Co. (a)	39	5
KB Financial Group, Inc. (a)	493	26
LG Chem Ltd.	107	45
OCI Co., Ltd. (a)	70	32
Samsung Electronics Co., Ltd.	99	84
Samsung Fire & Marine Insurance Co., Ltd.	103	23
Shinhan Financial Group Co., Ltd. (a)	839	38
SK Innovation Co., Ltd.	73	14
Woongjin Coway Co., Ltd. (a)	520	18
		435
Malaysia (6.2%)
Axiata Group Bhd (a)	28,500	45

	Shares	Value (000)
CIMB Group Holdings Bhd	19,000	$51
		96
Philippines (3.0%)
Cebu Air, Inc. (a)	6,400	12
SM Investments Corp.	2,920	35
		47
Singapore (2.0%)
Olam International Ltd.	14,000	31

Taiwan, Province of China (11.3%)
Asustek Computer, Inc.	4,000	35
Chimei Innolux Corp. (a)	22,000	23
China Steel Corp.	1,000	1
Formosa Plastics Corp.	1,000	3
Fubon Financial Holding Co., Ltd.	1,000	1
Hon Hai Precision Industry Co., Ltd.	11,000	38
Nan Ya Plastics Corp.	1,000	3
Uni-President Enterprises Corp.	32,000	44
Yuanta Financial Holding Co., Ltd.	36,000	26
		174
Thailand (2.5%)
PTT PCL	3,300	39
Total Common Stocks (Cost $1,477)		1,522

Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1)	972	1
Total Investments (98.5%) (Cost $1,478) +		1,523
Other Assets in Excess of Liabilities (1.5%)		22
Net Assets (100.0%)		$1,545

(a)	Non-income producing security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,478,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $45,000 of which approximately $85,000 related to appreciated securities and approximately $40,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$12	$—	$—	$12
Automobiles	102	—	—	102
Capital Markets	26	—	—	26
Chemicals	83	—	—	83
Commercial Banks	244	—	—	244
Computers & Peripherals	35	—	—	35
Construction & Engineering	23	—	—	23
Distributors	21	—	—	21
Diversified Financial Services	1	—	—	1
Electronic Equipment, Instruments & Components	64	—	—	64
Food & Staples Retailing	31	—	—	31
Food Products	79	—	—	79
Household Durables	18	—	—	18
Industrial Conglomerates	35	—	—	35
Information Technology Services	36	—	—	36
Insurance	126	—	—	126
Internet Software & Services	58	—	—	58
Machinery	33	—	—	33
Marine	35	—	—	35
Metals & Mining	6	—	—	6
Oil, Gas & Consumable Fuels	92	—	—	92
Pharmaceuticals	86	—	—	86
Real Estate Management & Development	58	—	—	58
Semiconductors & Semiconductor Equipment	105	—	—	105
Specialty Retail	40	—	—	40
Wireless Telecommunication Services	73	—	—	73
Total Common Stocks	1,522	—	—	1,522
Short-Term Investment - Investment Company	1	—	—	1
Total Assets	$1,523	$—	$—	$1,523

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
Argentina (0.2%)
Banco Macro SA ADR	93,550	$3,745

Brazil (10.7%)
Banco do Brasil SA	475,700	8,610
Banco Nacional SA (Preference) (a)(b)(c)	295,998,880	—
BM&F Bovespa SA	1,771,700	12,859
BRF - Brasil Foods SA	1,125,152	21,247
Cia de Bebidas das Americas (Preference) ADR	671,400	19,007
Hypermarcas SA (c)	477,000	6,311
Itau Unibanco Holding SA (Preference)	252,062	6,006
Itau Unibanco Holding SA (Preference) ADR	1,043,374	25,093
MRV Engenharia e Participacoes SA	701,000	5,608
PDG Realty SA Empreendimentos e Participacoes	2,086,500	11,706
Petroleo Brasileiro SA (Preference)	818,972	14,301
Petroleo Brasileiro SA ADR	520,324	20,290
Ultrapar Participacoes SA (Preference)	362,000	5,993
Vale SA (Preference)	150,084	4,356
Vale SA (Preference) ADR	719,475	21,239
Vale SA ADR	162,400	5,416
Vivo Participacoes SA ADR	381,600	15,409
		203,451
Chile (0.9%)
Antofagasta PLC	425,139	9,282
Empresa Nacional de Electricidad SA	3,372,366	6,256
Empresa Nacional de Electricidad SA ADR	20,300	1,129
		16,667
China (13.0%)
Bank of China Ltd., Class H	21,538,389	11,990
Belle International Holdings Ltd.	5,868,000	10,757
China Coal Energy Co., Ltd., Class H	4,276,000	5,827
China Construction Bank Corp., Class H	30,987,250	29,041
China Gas Holdings Ltd. (d)	11,168,000	5,485
China Life Insurance Co., Ltd., Class H	2,902,000	10,894
China Mobile Ltd.	1,326,000	12,214
China Oilfield Services Ltd., Class H	4,156,000	9,404
China Pacific Insurance Group Co., Ltd., Class H	2,746,800	11,547
China Resources Power Holdings Co., Ltd.	6,015,900	11,585
China Telecom Corp. Ltd., Class H	17,824,000	10,884
China ZhengTong Auto Services Holdings Ltd. (c)	5,418,000	5,537
CNOOC Ltd.	6,430,000	16,202
Dongfeng Motor Group Co., Ltd., Class H	4,411,000	7,508
Hengan International Group Co., Ltd.	866,500	6,428
JA Solar Holdings Co., Ltd. ADR (c)(d)	708,170	4,957
Orient Overseas International Ltd.	557,500	5,852
Ping An Insurance Group Co. of China Ltd., Class H (d)	1,117,500	11,328
Shanghai Industrial Holdings Ltd.	272,000	1,042
Sohu.com, Inc. (c)	118,500	10,589
Tencent Holdings Ltd. (d)	639,100	15,570
Want Want China Holdings Ltd. (d)	8,393,000	6,593
West China Cement Ltd.	16,672,000	7,373
Xinjiang Goldwind Science & Technology Co., Ltd., Class H (c)(d)	3,046,800	5,617

	Shares	Value (000)
Yanzhou Coal Mining Co., Ltd.	3,358,000	$12,217
		246,441
Czech Republic (2.6%)
CEZ AS	374,400	19,134
Komercni Banka AS	58,986	14,885
Telefonica O2 Czech Republic AS	619,300	14,487
		48,506
Egypt (1.5%)
Commercial International Bank Egypt SAE (c)	1,697,934	9,302
Egyptian Financial Group-Hermes Holding	755,602	2,776
Egyptian Financial Group-Hermes Holding GDR	147,669	1,090
Juhayna Food Industries (c)	5,817,381	5,457
Telecom Egypt	3,431,673	9,939
		28,564
Hungary (0.6%)
Richter Gedeon Nyrt	57,916	12,039

India (8.0%)
Asian Paints Ltd.	104,196	5,902
Coal India Ltd.	379,000	2,945
Dr. Reddy’s Laboratories Ltd.	289,847	10,653
Engineers India Ltd.	778,888	5,322
GAIL India Ltd.	525,011	5,463
Glenmark Pharmaceuticals Ltd.	1,147,775	7,302
HDFC Bank Ltd.	344,716	18,133
ICICI Bank Ltd.	282,918	7,081
IndusInd Bank Ltd.	1,601,819	9,761
Infosys Technologies Ltd.	347,464	25,255
Infrastructure Development Finance Co., Ltd.	958,644	3,323
ITC Ltd.	1,531,096	6,252
Jindal Steel & Power Ltd.	551,754	8,627
Larsen & Toubro Ltd.	213,475	7,908
Reliance Industries Ltd.	518,327	12,194
Sun TV Network Ltd.	294,257	2,964
Tata Consultancy Services Ltd.	475,074	12,612
		151,697
Indonesia (4.0%)
Astra International Tbk PT	2,710,500	17,743
Bank Central Asia Tbk PT	14,346,000	11,451
Bank Mandiri Tbk PT	9,084,500	7,094
Indofood Sukses Makmur Tbk PT	14,298,500	8,867
Indosat Tbk PT	15,313,500	9,321
Kalbe Farma Tbk PT	1,962,000	766
Lippo Karawaci Tbk PT	133,325,500	9,340
Telekomunikasi Indonesia Tbk PT	13,222,000	11,161
		75,743
Korea, Republic of (14.3%)
Amorepacific Corp.	4,437	4,227
Cheil Industries, Inc.	73,868	7,845
Cheil Worldwide, Inc.	458,785	6,064

	Shares	Value (000)
GS Engineering & Construction Corp. (c)	53,038	$5,560
Hana Financial Group, Inc.	101,360	4,385
Hynix Semiconductor, Inc.	437,930	12,496
Hyundai Engineering & Construction Co., Ltd. (c)	88,798	6,411
Hyundai Heavy Industries Co., Ltd.	16,732	7,901
Hyundai Mobis (c)	36,772	10,979
Hyundai Motor Co.	106,189	19,651
Hyundai Steel Co. (c)	64,439	8,224
KB Financial Group, Inc.	274,331	14,380
Korean Air Lines Co., Ltd.	104,860	6,290
LG Chem Ltd.	43,775	18,357
LG Display Co., Ltd.	165,990	5,205
NCSoft Corp.	12,436	2,840
NHN Corp. (c)	42,916	7,492
OCI Co., Ltd. (c)	27,669	12,460
S-Oil Corp.	39,511	5,475
Samsung C&T Corp.	15,193	994
Samsung Electronics Co., Ltd.	48,859	41,512
Samsung Electronics Co., Ltd. (Preference)	11,118	6,335
Samsung Fire & Marine Insurance Co., Ltd. (c)	51,591	11,405
Shinhan Financial Group Co., Ltd. (c)	394,216	17,915
Shinsegae Co., Ltd.	13,914	3,311
SK Innovation Co., Ltd.	60,871	11,709
SSCP Co., Ltd.	254,760	830
Woongjin Coway Co., Ltd. (c)	281,812	9,724
		269,977
Lebanon (0.7%)
Banque Audi sal- Audi Saradar Group GDR	819,913	6,072
BLOM Bank SAL GDR	656,707	6,281
		12,353
Malaysia (1.6%)
Axiata Group Bhd (c)	13,509,200	21,365
Sime Darby Bhd	2,732,300	8,327
		29,692
Mexico (5.8%)
America Movil SAB de CV, Class L ADR	775,944	45,082
Desarrolladora Homex SAB de CV ADR (c)(d)	179,654	4,896
Empresas ICA SAB de CV (c)	1,940,500	4,415
Fomento Economico Mexicano SAB de CV ADR	300,400	17,633
Grupo Financiero Banorte SAB de CV Series O	2,375,300	11,183
Grupo Mexico SAB de CV Series B	2,916,200	10,935
Wal-Mart de Mexico SAB de CV Series V	5,070,800	15,219
		109,363
Peru (1.4%)
Cia de Minas Buenaventura SA ADR	302,090	12,981
Credicorp Ltd.	125,715	13,191
		26,172
Philippines (2.4%)
Ayala Corp.	1,077,710	9,555

	Shares	Value (000)
Metro Pacific Investments Corp.	102,440,000	$7,695
Metropolitan Bank & Trust (c)	6,833,411	10,109
Philippine Long Distance Telephone Co.	161,450	8,645
SM Investments Corp.	847,270	10,132
		46,136
Poland (1.8%)
Central European Distribution Corp. (c)	419,722	4,764
Jeronimo Martins SGPS SA	817,497	13,149
Telekomunikacja Polska SA	2,465,736	15,283
		33,196
Qatar (0.5%)
Industries Qatar QSC	241,900	9,115

Russia (6.5%)
Alliance Cellulose Ltd. (a)(b)(c)	592,359	—
Eurasia Drilling Co., Ltd. GDR	226,464	7,700
Federal Hydrogenerating Co., JSC ADR (c)	10,798,078	544
IDGC Holding JSC (c)	45,911,991	7,782
Lukoil OAO ADR	647,730	46,241
Mail.ru Group Ltd. GDR (c)(e)	114,125	3,418
Protek (c)	3,722,658	5,362
Rosneft Oil Co. GDR (c)	2,909,675	26,579
Sberbank of Russian Federation	6,913,755	25,968
		123,594
South Africa (6.8%)
AVI Ltd.	3,009,870	13,343
Clicks Group Ltd.	1,925,903	12,116
Impala Platinum Holdings Ltd.	12,300	356
Imperial Holdings Ltd.	392,900	6,633
MTN Group Ltd.	1,272,992	25,699
Naspers Ltd., Class N	514,717	27,695
Pick n Pay Stores Ltd.	2,423,418	16,486
SABMiller PLC	728,682	26,133
		128,461
Taiwan (6.6%)
Acer, Inc.	1,404,478	2,866
Asustek Computer, Inc.	1,075,800	9,310
AU Optronics Corp. (c)	3,876,130	3,388
Chimei Innolux Corp. (c)	6,874,000	7,048
China Steel Corp.	6,052,435	7,234
Formosa Plastics Corp.	3,246,000	11,425
Fubon Financial Holding Co., Ltd.	6,594,933	8,758
Hon Hai Precision Industry Co., Ltd.	5,056,101	17,710
HTC Corp.	435,623	17,036
Kinsus Interconnect Technology Corp.	234,000	723
Nan Ya Plastics Corp.	1,418,000	4,181
Taiwan Semiconductor Manufacturing Co., Ltd.	10,143,205	24,352

	Shares	Value (000)
Uni-President Enterprises Corp.	8,268,500	$11,331
		125,362
Thailand (2.8%)
Kasikornbank PCL (Foreign)	880,900	3,830
Kasikornbank PCL NVDR	2,978,200	12,506
PTT PCL	1,069,500	12,518
Siam Cement PCL NVDR	1,186,700	13,772
Total Access Communication PCL NVDR	6,518,100	10,344
		52,970
Turkey (2.6%)
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,168,581	16,537
Coca-Cola Icecek AS	512,432	6,422
TAV Havalimanlari Holding AS (c)	2,327,622	11,095
Turk Telekomunikasyon AS	3,028,119	15,218
		49,272
United States (1.0%)
Mead Johnson Nutrition Co.	333,670	19,329
Total Common Stocks (Cost $1,466,682)		1,821,845
Investment Company (1.0%)
India (1.0%)
Morgan Stanley Growth Fund (c)(f) (Cost $2,779)	14,099,132	19,835

	Face Amount (000)
Corporate Bonds (0.0%)
India (0.0%)
Dr. Reddy’s Laboratories Ltd. 9.25%, 3/24/14 (b) (Cost $—)	INR	8,695	193

	Shares
Short-Term Investments (4.7%)
Securities held as Collateral on Loaned Securities (1.8%)
Investment Company (1.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	29,198,491		29,199

	Face Amount (000)
Repurchase Agreements (0.2%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $1,530; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% due 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $1,561)	$1,530		1,530

	Face Amount (000)	Value (000)
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $2,953; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $3,012)	$2,953	$2,953
		4,483
Total Securities held as Collateral on Loaned Securities (Cost $33,682)		33,682

	Shares
Investment Companies (2.9%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost 55,527)	55,526,662	55,527
Total Short-Term Investments (Cost $89,209)		89,209
Total Investments (102.0%) (Cost $1,558,670) (Including $33,776 of Securities Loaned) +		1,931,082
Liabilities in Excess of Other Assets (-2.0%)		(38,077)
Net Assets (100.0%)		$1,893,005

(a)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $0, representing 0.0% of net assets.  These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Director’s.

(b)	Security has been deemed illiquid at March 31, 2011.
(c)	Non-income producing security.
(d)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $33,776,000 and $35,515,000, respectively. The Portfolio received cash collateral of approximately $33,682,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,833,000 was received in the form of a common stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments.  The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

The Portfolio invests in the Morgan Stanley Growth Fund, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Morgan Stanley Growth Fund with respect to assets invested by the Portfolio in the Morgan Stanley Growth Fund. The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,558,670,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $372,412,000 of which approximately $430,326,000 related to appreciated securities and approximately $57,914,000 related to depreciated securities.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
UBS AG	USD	82,196	$82,196	4/1/11	ZAR	558,906	$82,617	$421
UBS AG	ZAR	558,906	82,617	4/1/11	USD	79,817	79,817	(2,800)
			$164,813				$162,434	$(2,379)

INR	—	Indian Rupee
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Airlines	$6,290	$—	$—		$6,290
Auto Components	10,979	—	—		10,979
Automobiles	50,439	—	—		50,439
Beverages	90,496	—	—		90,496
Capital Markets	3,866	—	—		3,866
Chemicals	61,000	—	—		61,000
Commercial Banks	252,283	35,729	—	†	288,012
Communications Equipment	17,036	—	—		17,036
Computers & Peripherals	12,176	—	—		12,176
Construction & Engineering	29,616	—	—		29,616
Construction Materials	21,145	—	—		21,145
Distributors	6,633	—	—		6,633
Diversified Financial Services	42,190	—	—		42,190
Diversified Telecommunication Services	76,972	—	—		76,972
Electric Utilities	26,916	544	—		27,460
Electrical Equipment	5,617	—	—		5,617
Electronic Equipment, Instruments & Components	33,351	—	—		33,351
Energy Equipment & Services	17,104	—	—		17,104
Food & Staples Retailing	48,165	—	—		48,165
Food Products	86,167	—	—		86,167
Gas Utilities	10,948	—	—		10,948
Health Care Providers & Services	—	5,362	—		5,362
Household Durables	31,934	—	—		31,934
Household Products	6,311	—	—		6,311
Independent Power Producers & Energy Traders	18,970	—	—		18,970
Industrial Conglomerates	28,616	—	—		28,616
Information Technology Services	37,867	—	—		37,867
Insurance	45,174	—	—		45,174
Internet Software & Services	33,651	—	—		33,651
Machinery	7,901	—	—		7,901
Marine	5,852	—	—		5,852
Media	36,723	—	—		36,723
Metals & Mining	88,650	—	—		88,650
Multiline Retail	12,116	—	—		12,116
Oil, Gas & Consumable Fuels	192,491	—	—		192,491
Paper & Forest Products	—	—	—	†	—	†
Personal Products	10,655	—	—		10,655
Pharmaceuticals	30,760	—	—		30,760
Real Estate Management & Development	9,340	—	—		9,340
Semiconductors & Semiconductor Equipment	90,375	—	—		90,375
Software	2,840	—	—		2,840
Specialty Retail	10,757	—	—		10,757
Tobacco	6,252	—	—		6,252
Trading Companies & Distributors	994	—	—		994
Transportation Infrastructure	11,095	—	—		11,095
Wireless Telecommunication Services	151,497	—	—		151,497
Total Common Stocks	1,780,210	41,635	—	†	1,821,845

Investment Company	19,835	—	—		19,835
Corporate Bond	—	193	—		193
Short-Term Investments
Investment Company	84,726	—	—		84,726
Repurchase Agreements	—	4,483	—		4,483
Total Short-Term Investments	84,726	4,483	—		89,209
Foreign Currency Exchange Contracts	—	421	—		421
Total Assets	1,884,771	46,732	—	†	1,931,503
Liabilities:
Foreign Currency Exchange Contracts	—	(2,800)	—		(2,800)
Total	$1,884,771	$43,932	$—	†	$1,928,703

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/10	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

†  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Global Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.2%)
Australia (1.7%)
QR National Ltd. (a)	9,393	$33

Brazil (4.1%)
Natura Cosmeticos SA	2,689	76

Canada (6.4%)
Brookfield Asset Management, Inc., Class A	2,404	78
Fairfax Financial Holdings Ltd.	108	41
		119
China (9.0%)
China Merchants Holdings International Co., Ltd.	12,000	51
Golden Eagle Retail Group Ltd.	24,000	52
Tencent Holdings Ltd.	1,700	41
Tingyi Cayman Islands Holding Corp.	10,000	24
		168
France (7.0%)
Danone	438	29
Edenred (a)	3,360	101
		130
Germany (1.5%)
Beiersdorf AG	460	28

Hong Kong (3.3%)
Li & Fung Ltd.	12,000	61

Japan (1.5%)
Softbank Corp.	700	28

Mexico (1.4%)
America Movil SAB de CV, Class L ADR	463	27

Singapore (4.2%)
Genting Singapore PLC (a)	15,000	24
Jardine Matheson Holdings Ltd.	1,200	54
		78
Switzerland (8.6%)
Nestle SA ADR	1,355	78
Schindler Holding AG	686	82
		160
United Kingdom (11.1%)
British American Tobacco PLC ADR	695	56
Diageo PLC ADR	721	55
Intertek Group PLC	2,927	96
		207

	Shares	Value (000)
United States (39.4%)
Amazon.com, Inc. (a)	339	$61
Anheuser-Busch InBev N.V. ADR	1,395	80
Apple, Inc. (a)	189	66
Costco Wholesale Corp.	616	45
eBay, Inc. (a)	2,178	68
Google, Inc., Class A (a)	104	61
Mead Johnson Nutrition Co.	951	55
Motorola Solutions, Inc. (a)	1,512	67
Philip Morris International, Inc.	1,291	85
QEP Resources, Inc.	1,223	49
Starbucks Corp.	1,343	50
Yum! Brands, Inc.	910	47
		734
Total Common Stocks (Cost $1,792)		1,849

Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $—@)	229	—	@
Total Investments (99.2%) (Cost $1,792) +		1,849
Other Assets in Excess of Liabilities (0.8%)		15
Net Assets (100.0%)		$1,864

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,792,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $57,000 of which approximately $92,000 related to appreciated securities and approximately $35,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)		Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$135		$—		$—	$135
Communications Equipment	67		—		—	67
Computers & Peripherals	66		—		—	66
Distributors	61		—		—	61
Food & Staples Retailing	45		—		—	45
Food Products	186		—		—	186
Hotels, Restaurants & Leisure	222		—		—	222
Industrial Conglomerates	54		—		—	54
Insurance	41		—		—	41
Internet & Catalog Retail	61		—		—	61
Internet Software & Services	170		—		—	170
Machinery	82		—		—	82
Multiline Retail	52		—		—	52
Oil, Gas & Consumable Fuels	49		—		—	49
Personal Products	104		—		—	104
Professional Services	96		—		—	96
Real Estate Management & Development	78		—		—	78
Road & Rail	33		—		—	33
Tobacco	141		—		—	141
Transportation Infrastructure	51		—		—	51
Wireless Telecommunication Services	55		—		—	55
Total Common Stocks	1,849		—		—	1,849
Short-Term Investments — Investment Company	—	@		—	—	—	@
Total Assets	$1,849		$—		$—	$1,849

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund, Inc.

Global Discovery Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.5%)
Australia (3.9%)
DuluxGroup Ltd.	30,100	$84

Belgium (7.2%)
Anheuser-Busch InBev N.V.	2,719	155

Brazil (5.9%)
Natura Cosmeticos SA	1,689	47
OGX Petroleo e Gas Participacoes SA (a)	6,711	81
		128
France (10.7%)
Carrefour SA	1,820	81
Edenred (a)	5,033	152
		233
Germany (4.7%)
Beiersdorf AG	1,648	101

Greece (5.9%)
Jumbo SA	16,500	128

Italy (1.4%)
Pirelli & C S.p.A.	3,420	30

Marshall Islands (0.1%)
Diana Containerships, Inc. (a)	193	2

Spain (4.0%)
Zardoya Otis SA	5,270	87

Sweden (4.2%)
Hennes & Mauritz AB, Class B	2,747	91

Switzerland (11.3%)
Nestle SA (Registered)	4,251	244

United Kingdom (4.3%)
Intertek Group PLC	2,888	94

United States (35.9%)
Akamai Technologies, Inc. (a)	1,212	46
Covanta Holding Corp.	2,301	39
Diana Shipping, Inc. (a)	6,920	82
Intuitive Surgical, Inc. (a)	280	93
Motorola Solutions, Inc. (a)	8,722	390
NVR, Inc. (a)	109	83
Sara Lee Corp.	2,417	43
		776
Total Common Stocks (Cost $1,982)		2,153

	Shares	Value (000)
Short-Term Investment (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $3)	3,078	$3
Total Investments (99.6%) (Cost $1,985) +		2,156
Other Assets in Excess of Liabilities (0.4%)		8
Net Assets (100.0%)		$2,164

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,985,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $171,000 of which approximately $181,000 related to appreciated securities and approximately $10,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$30	$—	$—	$30
Beverages	155	—	—	155
Commercial Services & Supplies	39	—	—	39
Communications Equipment	390	—	—	390
Food & Staples Retailing	81	—	—	81
Food Products	287	—	—	287
Health Care Equipment & Supplies	93	—	—	93
Hotels, Restaurants & Leisure	152	—	—	152
Household Durables	83	—	—	83
Internet Software & Services	46	—	—	46
Leisure Equipment & Products	128	—	—	128
Machinery	87	—	—	87
Marine	84	—	—	84
Metals & Mining	84	—	—	84
Oil, Gas & Consumable Fuels	81	—	—	81
Personal Products	148	—	—	148
Professional Services	94	—	—	94
Specialty Retail	91	—	—	91
Total Common Stocks	2,153	—	—	2,153
Short-Term Investment - Investment Company	3	—	—	3
Total Assets	$2,156	$—	$—	$2,156

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Finland (2.6%)
Kone Oyj, Class B	64,045	$3,685

France (2.1%)
Legrand SA	71,614	2,979

Italy (1.7%)
Davide Campari-Milano S.p.A.	370,144	2,504

Japan (2.7%)
Kao Corp.	153,500	3,829

Sweden (4.8%)
Swedish Match AB	209,011	6,951

Switzerland (10.1%)
Nestle SA (Registered)	191,591	10,982
Novartis AG (Registered)	64,186	3,482
		14,464
United Kingdom (29.0%)
Admiral Group PLC	159,520	3,977
British American Tobacco PLC	301,055	12,084
Experian PLC	51,128	633
Imperial Tobacco Group PLC	290,217	8,971
Reckitt Benckiser Group PLC	173,121	8,893
Unilever PLC	230,786	7,034
		41,592
United States (43.8%)
Accenture PLC, Class A	126,852	6,973
Brown-Forman Corp., Class B	8,463	578
Dr. Pepper Snapple Group, Inc.	224,409	8,339
Herbalife Ltd.	38,021	3,093
Kellogg Co.	123,099	6,645
Mead Johnson Nutrition Co.	61,825	3,581
Microsoft Corp.	238,522	6,049
Moody’s Corp.	106,611	3,615
Philip Morris International, Inc.	106,088	6,962
Procter & Gamble Co. (The)	102,786	6,332
Sara Lee Corp.	82,150	1,452
Scotts Miracle-Gro Co. (The), Class A	61,878	3,580
Visa, Inc., Class A	77,436	5,701
		62,900
Total Common Stocks (Cost $121,780)		138,904

Short-Term Investment (2.6%)
Investment Company (2.6%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (a) (Cost $3,706)	3,705,669	3,706

Value (000)
Total Investments (99.4%) (Cost $125,486) +	$142,610
Other Assets in Excess of Liabilities (0.6%)	792
Net Assets (100.0%)	$143,402

(a)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $125,486,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $17,124,000 of which approximately $17,539,000 related to appreciated securities and approximately $415,000 related to depreciated securities.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$11,421	$—	$—	$11,421
Chemicals	3,580	—	—	3,580
Diversified Financial Services	3,615	—	—	3,615
Electrical Equipment	2,979	—	—	2,979
Food Products	29,694	—	—	29,694
Household Products	15,225	—	—	15,225
Information Technology Services	12,674	—	—	12,674
Insurance	3,977	—	—	3,977
Machinery	3,685	—	—	3,685
Personal Products	6,922	—	—	6,922
Pharmaceuticals	3,482	—	—	3,482
Professional Services	633	—	—	633
Software	6,049	—	—	6,049
Tobacco	34,968	—	—	34,968
Total Common Stocks	138,904	—	—	138,904
Short-Term Investment - Investment Company	3,706	—	—	3,706
Total Assets	$142,610	$—	$—	$142,610

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (90.9%)
Australia (1.7%)
AET&D Holdings No 1 Ltd. (a)(b)(c)	36,846	$—
Lynas Corp. Ltd. (a)	86,650	202
		202
Brazil (9.2%)
BM&F Bovespa SA	24,179	176
Brookfield Incorporacoes SA	89,767	466
CETIP SA - Balcao Organizado de Ativos e Derivativos	27,896	461
		1,103
Canada (4.6%)
Brookfield Asset Management, Inc., Class A	11,676	379
Brookfield Infrastructure Partners LP	7,825	174
		553
Cayman Islands (2.3%)
Greenlight Capital Re Ltd., Class A (a)	10,046	283

China (28.5%)
Baidu, Inc. ADR (a)	4,897	675
China Merchants Holdings International Co., Ltd.	106,954	452
Golden Eagle Retail Group Ltd.	210,000	453
Hengan International Group Co., Ltd.	37,000	274
Home Inns & Hotels Management, Inc. ADR (a)	3,429	136
New Oriental Education & Technology Group, Inc. ADR (a)	4,848	485
Tencent Holdings Ltd.	8,400	205
Want Want China Holdings Ltd.	300,000	236
Wynn Macau Ltd.	90,400	252
Xueda Education Group ADR (a)	20,766	198
Youku.com, Inc. ADR (a)	1,365	65
		3,431
Denmark (4.6%)
DSV A/S	22,444	554

Germany (1.2%)
BASF SE	1,733	150

Hong Kong (1.2%)
Minth Group Ltd.	89,800	150

India (3.0%)
MakeMyTrip Ltd. (a)	3,143	92
Mundra Port and Special Economic Zone Ltd.	88,235	270
		362
Israel (1.2%)
Teva Pharmaceutical Industries Ltd. ADR	2,887	145

Japan (5.7%)
Universal Entertainment Corp. (a)	23,300	684

Switzerland (3.0%)
Kuehne + Nagel International AG (Registered)	1,299	182

	Shares	Value (000)
Panalpina Welttransport Holding AG (Registered) (a)	1,396	$174
		356
United Kingdom (4.6%)
British American Tobacco PLC ADR	3,540	287
Diageo PLC ADR	3,481	265
		552
United States (20.1%)
Amazon.com, Inc. (a)	2,620	472
Apple, Inc. (a)	1,445	504
Corning, Inc.	9,647	199
Google, Inc., Class A (a)	753	441
Mastercard, Inc., Class A	1,509	380
Monsanto Co.	3,202	231
Ultra Petroleum Corp. (a)	3,957	196
		2,423
Total Common Stocks (Cost $7,585)		10,948

Convertible Preferred Stocks (3.0%)
China (2.4%)
Youku.com, Inc. (a)(b)(c)	113,661	285

United States (0.6%)
Better Place, Inc. (a)(b)(c)	26,109	78
Total Convertible Preferred Stocks (Cost $135)		363

Participation Notes (4.4%)
China (4.4%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	6,500	178
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	12,800	352
Total Participation Notes (Cost $483)		530

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $115)	115,302	115
Total Investments (99.3%) (Cost $8,318) +		11,956
Other Assets in Excess of Liabilities (0.7%)		83
Net Assets (100.0%)		$12,039

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2011.
(c)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $363,000, representing 3.0% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $8,318,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,638,000 of which approximately $3,858,000 related to appreciated securities and approximately $220,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$174	$—	$—		$174
Auto Components	150	—	—		150
Beverages	265	—	—		265
Capital Markets	461	—	—		461
Chemicals	381	—	—		381
Computers & Peripherals	504	—	—		504
Diversified Consumer Services	683	—	—		683
Diversified Financial Services	176	—	—		176
Electric Utilities	174	—	—	†	174
Electronic Equipment, Instruments & Components	199	—	—		199
Food Products	236	—	—		236
Hotels, Restaurants & Leisure	388	—	—		388
Household Durables	466	—	—		466
Information Technology Services	380	—	—		380
Insurance	283	—	—		283
Internet & Catalog Retail	472	—	—		472
Internet Software & Services	1,478	—	—		1,478
Leisure Equipment & Products	684	—	—		684
Marine	182	—	—		182
Metals & Mining	202	—	—		202
Multiline Retail	453	—	—		453
Oil, Gas & Consumable Fuels	196	—	—		196
Personal Products	274	—	—		274
Pharmaceuticals	145	—	—		145
Real Estate Management & Development	379	—	—		379
Road & Rail	554	—	—		554
Tobacco	287	—	—		287
Transportation Infrastructure	722	—	—		722
Total Common Stocks	10,948	—	—	†	10,948
Convertible Preferred Stocks	—	—	363		363
Participation Notes	530	—	—		530
Short-Term Investment - Investment Company	115	—	—		115
Total Assets	$11,593	$—	$363		$11,956

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Convertible Preferred Stocks (000)
Balance as of 12/31/10	$—	†	$278
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		85
Purchases	—		—
Sales	—		—
Transfers in for Level 3	—		—
Transfers out of Level 3	—		—
Balance as of 3/31/11	$—	†	$363
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—		$—

†   Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.1%)
Australia (7.2%)
CFS Retail Property Trust REIT	4,710,937	$8,966
Commonwealth Property Office Fund REIT	4,508,920	4,011
Dexus Property Group REIT	4,274,451	3,758
Goodman Group REIT	3,529,097	2,500
GPT Group REIT	3,007,269	9,767
Mirvac Group REIT	4,402,802	5,670
Stockland REIT	4,208,475	16,150
Westfield Group REIT	4,642,228	44,847
Westfield Retail Trust REIT	6,411,007	17,374
		113,043
Austria (0.1%)
Atrium European Real Estate Ltd.	216,399	1,355
Conwert Immobilien Invest SE	34,167	565
		1,920
Belgium (0.2%)
Befimmo SCA Sicafi REIT	29,407	2,569
Cofinimmo REIT	3,888	569
		3,138
Brazil (0.3%)
BR Malls Participacoes SA	282,680	2,944
BR Properties SA	200,900	2,110
		5,054
Canada (1.6%)
Boardwalk REIT	132,430	6,572
Extendicare REIT	204,750	2,682
RioCan REIT	586,235	15,395
		24,649
China (5.2%)
Agile Property Holdings Ltd. (a)	1,926,000	3,036
China Overseas Land & Investment Ltd. (a)	15,988,240	32,517
China Resources Land Ltd. (a)	14,687,000	27,491
Guangzhou R&F Properties Co., Ltd., Class H (a)	9,312,700	13,864
KWG Property Holding Ltd. (a)	2,035,000	1,646
Shimao Property Holdings Ltd. (a)	2,999,500	4,249
		82,803
Finland (0.2%)
Citycon Oyj	565,378	2,588
Sponda Oyj	191,675	1,089
		3,677
France (4.5%)
Fonciere Des Regions REIT	30,470	3,247
Gecina SA REIT	19,476	2,686
ICADE REIT	60,617	7,481
Klepierre REIT	259,745	10,543
Mercialys SA REIT	83,060	3,311
Societe de la Tour Eiffel REIT	13,272	1,222

	Shares	Value (000)
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	20,338	$2,850
Unibail-Rodamco SE REIT	181,581	39,334
		70,674
Germany (0.6%)
Alstria Office AG REIT	426,455	5,929
Deutsche Euroshop AG	72,729	2,778
		8,707
Hong Kong (17.0%)
Hang Lung Properties Ltd.	4,963,000	21,725
Henderson Land Development Co., Ltd.	2,510,440	17,395
Hongkong Land Holdings Ltd.	7,294,000	51,058
Hysan Development Co., Ltd.	3,393,544	13,961
Kerry Properties Ltd.	4,496,720	22,488
New World Development Co., Ltd.	2,090,000	3,692
Sino Land Co., Ltd.	2,747,719	4,882
Sun Hung Kai Properties Ltd.	6,195,712	98,130
Wharf Holdings Ltd.	4,979,763	34,346
		267,677
Italy (0.4%)
Beni Stabili SpA	5,786,440	6,015

Japan (7.9%)
Japan Real Estate Investment Corp. REIT	822	7,777
Japan Retail Fund Investment Corp. REIT	758	1,186
Mitsubishi Estate Co., Ltd.	2,679,000	45,316
Mitsui Fudosan Co., Ltd.	2,128,000	35,126
Nippon Building Fund, Inc. REIT	808	7,868
NTT Urban Development Corp.	1,334	1,118
Sumitomo Realty & Development Co., Ltd.	1,338,000	26,766
		125,157
Malta (0.0%)
BGP Holdings PLC (b)(c)	12,867,024	—

Netherlands (1.5%)
Corio N.V. REIT	156,567	10,952
Eurocommercial Properties N.V. CVA REIT	158,875	7,872
ProLogis European Properties (b)	225,742	1,598
Vastned Retail N.V. REIT	4,621	338
Wereldhave N.V. REIT	24,107	2,575
		23,335
Singapore (2.7%)
CapitaCommercial Trust REIT	1,760,000	1,941
CapitaLand Ltd.	7,073,000	18,517
CapitaMall Trust REIT	1,786,000	2,664
CapitaMalls Asia Ltd.	1,564,000	2,209
City Developments Ltd.	836,000	7,640
Keppel Land Ltd.	1,831,705	6,525
Suntec REIT	2,667,000	3,258
		42,754

	Shares	Value (000)
Sweden (0.5%)
Atrium Ljungberg AB, Class B	75,411	$1,039
Castellum AB	56,117	816
Hufvudstaden AB, Class A	532,038	6,335
		8,190
Switzerland (1.1%)
PSP Swiss Property AG (Registered) (b)	162,037	13,346
Swiss Prime Site AG (Registered) (b)	42,142	3,324
		16,670
United Kingdom (7.2%)
Big Yellow Group PLC REIT	914,721	4,853
British Land Co. PLC REIT	1,716,096	15,210
Capital & Counties Properties PLC	720,256	1,947
Capital & Regional PLC (b)	3,435,060	2,149
Capital Shopping Centres Group PLC REIT	1,259,661	7,739
Derwent London PLC REIT	241,282	6,359
Development Securities PLC	441,428	1,583
Grainger PLC	2,774,625	4,776
Great Portland Estates PLC REIT	432,913	2,679
Hammerson PLC REIT	2,046,368	14,671
Land Securities Group PLC REIT	1,673,721	19,694
LXB Retail Properties PLC (b)	2,050,061	3,626
Metric Property Investments PLC REIT (b)	981,696	1,720
Minerva PLC (b)	1,377,542	2,044
Quintain Estates & Development PLC (b)	2,468,796	1,743
Safestore Holdings PLC	2,004,443	4,920
Segro PLC REIT	1,190,020	6,138
Shaftesbury PLC REIT	242,906	1,844
ST Modwen Properties PLC	1,316,479	3,797
Unite Group PLC (b)	1,795,328	6,221
		113,713
United States (37.9%)
Acadia Realty Trust REIT	341,160	6,455
AMB Property Corp. REIT	371,341	13,357
American Campus Communities, Inc. REIT	28,960	956
Apartment Investment & Management Co., Class A REIT	69,510	1,771
Ashford Hospitality Trust, Inc. REIT	284,230	3,132
Assisted Living Concepts, Inc., Class A (b)	119,019	4,658
AvalonBay Communities, Inc. REIT	172,430	20,705
BioMed Realty Trust, Inc. REIT	73,270	1,394
Boston Properties, Inc. REIT	272,645	25,860
BRE Properties, Inc. REIT	12,120	572
Brookfield Properties Corp.	1,048,386	18,577
Cabot Industrial Value Fund III, LP (b)(c)(d)(e)	4,084	2,042
Camden Property Trust REIT	274,353	15,589
Capital Senior Living Corp. (b)	76,730	815
CommonWealth REIT	120,760	3,136
Coresite Realty Corp.	146,070	2,314
Cousins Properties, Inc. REIT	925,315	7,726
CreXus Investment Corp. REIT	65,150	744
DCT Industrial Trust, Inc. REIT	599,340	3,326
Digital Realty Trust, Inc. REIT	137,750	8,009
Douglas Emmett, Inc. REIT	130,240	2,442

	Shares	Value (000)
Duke Realty Corp. REIT	228,960	$3,208
Equity Lifestyle Properties, Inc. REIT	171,511	9,888
Equity Residential REIT	999,823	56,400
Exeter Industrial Value Fund, LP (b)(c)(d)(e)	1,700,000	1,428
Federal Realty Investment Trust REIT	87,554	7,141
Forest City Enterprises, Inc., Class A (b)	1,068,762	20,125
General Growth Properties, Inc. REIT (b)	1,554,918	24,070
HCP, Inc. REIT	736,476	27,942
Healthcare Realty Trust, Inc. REIT	682,717	15,498
Host Hotels & Resorts, Inc. REIT	2,027,659	35,707
Hudson Pacific Properties, Inc. REIT	103,960	1,528
Keystone Industrial Fund II, LP (b)(c)(d)(e)	2,268,750	2,382
Kite Realty Group Trust REIT	72,390	384
Lexington Realty Trust REIT	28,730	269
Liberty Property Trust REIT	119,129	3,919
LTC Properties, Inc. REIT	26,690	756
Macerich Co. (The) REIT	55,640	2,756
Mack-Cali Realty Corp. REIT	436,488	14,797
Nationwide Health Properties, Inc. REIT	36,130	1,537
Parkway Properties, Inc. REIT	62,828	1,068
Post Properties, Inc. REIT	91,151	3,578
PS Business Parks, Inc. REIT	52,263	3,028
Public Storage REIT	222,465	24,674
Regency Centers Corp. REIT	697,771	30,339
Retail Opportunity Investments Corp.	305,783	3,345
Senior Housing Properties Trust REIT	524,712	12,089
Simon Property Group, Inc. REIT	632,954	67,827
Sovran Self Storage, Inc. REIT	23,879	944
Starwood Hotels & Resorts Worldwide, Inc.	583,435	33,909
Starwood Property Trust, Inc. REIT	259,410	5,785
Taubman Centers, Inc. REIT	7,015	376
Ventas, Inc. REIT	98,930	5,372
Vornado Realty Trust REIT	345,931	30,269
Winthrop Realty Trust REIT	147,110	1,802
		597,720
Total Common Stocks (Cost $1,412,151)		1,514,896

Short-Term Investment (2.7%)
Investment Company (2.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $43,320)	43,319,659	43,320
Total Investments (98.8%) (Cost $1,455,471) +		1,558,216
Other Assets in Excess of Liabilities (1.2%)		18,836
Net Assets (100.0%)		$1,577,052

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $5,852,000, representing 0.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 31, 2011.

(e)

Restricted security valued at fair value and not registered under the Securities Act of 1933, Cabot Industrial Value Fund III, LP was acquired between 12/08 - 2/11 and has a current cost basis of $2,042,000. Exeter Industrial Value Fund, LP was acquired between 11/07 - 3/11 and has a current cost basis of $1,700,000. Keystone Industrial Fund II, LP was acquired between 1/09 - 3/11 and has a current cost basis of $2,269,000. At March 31, 2011, these securities had an aggregate market value of $5,852,000 representing 0.4% of net assets.

(f)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,455,471,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $102,745,000 of which $148,269,000 related to appreciated securities and $45,524,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$580,349	$—	$—		$580,349
Health Care	71,349	—	—		71,349
Industrial	26,919	—	5,852		32,771
Industrial/Office	11,510	—	—		11,510
Lodging/Resorts	72,748	—	—		72,748
Office	191,981	—	—		191,981
Residential	185,629	—	—		185,629
Retail	310,095	—	—		310,095
Self Storage	35,391	—	—		35,391
Specialty	23,073	—	—	†	23,073
Total Common Stocks	1,509,044	—	5,852		1,514,896
Short-Term Investment - Investment Company	43,320	—	—		43,320
Total Assets	$1,552,364	$—	$5,852		$1,558,216

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)
Balance as of 12/31/10	$4,343	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	7
Purchases	1,502
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$5,852	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$7

†                  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (89.0%)
Australia (2.5%)
QR National Ltd. (a)	15,384	$53

Belgium (5.1%)
Anheuser-Busch InBev N.V.	1,878	107

Brazil (3.0%)
BM&F Bovespa SA	8,587	62

Canada (6.4%)
Brookfield Asset Management, Inc., Class A	2,304	75
Brookfield Infrastructure Partners LP	2,611	58
		133
China (19.5%)
China Merchants Holdings International Co., Ltd.	24,000	101
Golden Eagle Retail Group Ltd.	27,000	58
Hengan International Group Co., Ltd.	9,000	67
New Oriental Education & Technology Group, Inc. ADR (a)	604	61
Tingyi Cayman Islands Holding Corp.	24,000	59
Want Want China Holdings Ltd.	78,000	61
		407
Denmark (4.7%)
DSV A/S	4,020	99

Finland (2.2%)
Kone Oyj, Class B	778	45

France (7.2%)
Danone	856	56
LVMH Moet Hennessy Louis Vuitton SA	260	41
Pernod-Ricard SA	567	53
		150
Germany (2.0%)
Adidas AG	662	42

Hong Kong (2.0%)
Li & Fung Ltd.	8,000	41

Israel (4.0%)
Teva Pharmaceutical Industries Ltd. ADR	1,656	83

Norway (2.1%)
Telenor ASA	2,709	45

Switzerland (9.1%)
Kuehne + Nagel International AG (Registered)	470	66
Nestle SA (Registered)	2,193	126
		192
United Kingdom (19.2%)
British American Tobacco PLC	2,758	111
Diageo PLC	6,862	130
Imperial Tobacco Group PLC	2,055	64

	Shares	Value (000)
Reckitt Benckiser Group PLC	955	$49
Tesco PLC	7,927	48
		402
Total Common Stocks (Cost $1,880)		1,861
Participation Note (5.0%)
China (5.0%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (a) (Cost $103)	3,800	104

Short-Term Investment (5.3%)
Investment Company (5.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $111)	111,000	111
Total Investments (99.3%) (Cost $2,094) +		2,076
Other Assets in Excess of Liabilities (0.7%)		14
Net Assets (100.0%)		$2,090

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $2,094,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $18,000 of which approximately $45,000 related to appreciated securities and approximately $63,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$290	$—	$—	$290
Distributors	41	—	—	41
Diversified Consumer Services	61	—	—	61
Diversified Financial Services	62	—	—	62
Diversified Telecommunication Services	45	—	—	45
Electric Utilities	58	—	—	58
Food & Staples Retailing	48	—	—	48
Food Products	302	—	—	302
Household Products	49	—	—	49
Machinery	45	—	—	45
Marine	66	—	—	66
Multiline Retail	58	—	—	58
Personal Products	67	—	—	67
Pharmaceuticals	83	—	—	83
Real Estate Management & Development	75	—	—	75
Road & Rail	152	—	—	152
Textiles, Apparel & Luxury Goods	83	—	—	83
Tobacco	175	—	—	175
Transportation Infrastructure	101	—	—	101
Total Common Stocks	1,861	—	—	1,861
Participation Note	104	—	—	104
Short-Term Investment - Investment Company	111	—	—	111
Total Assets	$2,076	$—	$—	$2,076

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.8%)
Australia (3.8%)
AMP Ltd. (a)	8,959,197	$50,319
Orica Ltd.	286,561	7,816
Santos Ltd.	4,619,251	74,297
WorleyParsons Ltd.	1,056,035	33,840
		166,272
Canada (1.0%)
Cenovus Energy, Inc. (a)	746,048	29,473
EnCana Corp. (a)	468,247	16,194
		45,667
France (8.0%)
ArcelorMittal	782,693	28,313
France Telecom SA	1,492,101	33,432
Legrand SA	1,726,641	71,832
Sanofi-Aventis SA	1,008,207	70,691
Societe Generale (a)	684,755	44,494
Total SA	396,686	24,149
Vallourec SA	739,232	82,931
		355,842
Germany (3.8%)
BASF SE	551,163	47,671
Bayer AG	1,116,366	86,447
E.ON AG	649,204	19,827
Esprit Holdings Ltd.	3,308,043	15,182
		169,127
Ireland (1.6%)
CRH PLC	3,166,500	72,610

Italy (1.2%)
ENI S.p.A.	2,174,434	53,404

Japan (25.0%)
Asatsu-DK, Inc. (a)	611,685	16,384
Astellas Pharma, Inc. (a)	673,000	24,920
Chiba Bank Ltd. (The)	2,347,000	13,149
Hitachi Ltd. (a)	10,705,000	55,726
Hoya Corp.	2,856,100	65,170
Inpex Corp.	8,674	65,801
Kao Corp. (a)	1,249,000	31,157
Keyence Corp.	224,710	57,515
Kyocera Corp.	117,900	11,949
Lawson, Inc.	94,500	4,556
Mitsubishi Corp. (a)	3,179,200	88,252
Mitsubishi Electric Corp.	6,175,000	72,900
Mitsubishi Estate Co., Ltd.	3,314,000	56,057
Mitsui OSK Lines Ltd. (a)	4,459,391	25,680
MS&AD Insurance Group Holdings (a)	1,866,000	42,489
NGK Spark Plug Co., Ltd.	3,412,000	46,598
Nidec Corp. (a)	136,600	11,824
Nitto Denko Corp.	559,700	29,674
NTT DoCoMo, Inc. (a)	17,831	31,340
Sekisui House Ltd.	5,611,000	52,616

	Shares	Value (000)
Sumitomo Mitsui Financial Group, Inc. (a)	1,584,132	$49,249
Sumitomo Trust & Banking Co., Ltd. (The) (a)	8,544,000	45,149
T&D Holdings, Inc. (a)	644,100	15,874
Taiyo Nippon Sanso Corp. (a)	1,948,000	16,229
TDK Corp. (a)	213,700	12,627
Tokyo Electron Ltd. (a)	1,148,700	63,318
Tokyo Gas Co., Ltd. (a)	2,744,000	12,536
Toyota Motor Corp.	2,134,600	85,969
		1,104,708
Luxembourg (0.0%)
APERAM (a)	24,341	978

Netherlands (5.3%)
Akzo Nobel N.V.	1,014,854	69,727
Unilever N.V. CVA (a)	5,203,743	163,166
		232,893
Spain (0.5%)
Banco Santander SA	1,902,478	22,087

Switzerland (12.5%)
Holcim Ltd. (Registered)	1,167,334	87,947
Nestle SA (Registered)	2,500,652	143,342
Novartis AG (Registered)	1,902,696	103,203
Roche Holding AG (Genusschein)	816,834	116,678
UBS AG (Registered) (b)	3,075,702	55,185
Zurich Financial Services AG	163,375	45,731
		552,086
United Kingdom (32.7%)
Admiral Group PLC	1,026,170	25,582
Barclays PLC	17,058,382	75,952
BG Group PLC	2,175,321	54,124
BHP Billiton PLC	1,354,832	53,466
BP PLC	6,858,848	49,953
British American Tobacco PLC	3,722,711	149,419
Bunzl PLC	3,907,886	46,673
Hays PLC	27,018,879	50,409
HSBC Holdings PLC	10,795,053	111,005
Imperial Tobacco Group PLC	5,166,804	159,721
Legal & General Group PLC	19,122,903	35,340
Lloyds Banking Group PLC (b)	40,509,885	37,750
Prudential PLC	10,661,208	120,831
Reckitt Benckiser Group PLC	2,614,708	134,308
Resolution Ltd.	4,949,449	23,494
Scottish & Southern Energy PLC	3,483,005	70,457
Smiths Group PLC	2,637,608	54,879
Travis Perkins PLC	2,791,170	45,492
Vodafone Group PLC	22,112,580	62,610
WM Morrison Supermarkets PLC	12,063,887	53,414
Xstrata PLC	1,397,528	32,665
		1,447,544

	Shares	Value (000)
United States (1.4%)
Dr. Pepper Snapple Group, Inc.	1,602,444	$59,547
Total Common Stocks (Cost $3,738,236)		4,282,765

Short-Term Investments (14.2%)
Securities held as Collateral on Loaned Securities (11.8%)
Investment Company (10.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c)	453,479,927	453,480

	Face Amount (000)
Repurchase Agreements (1.6%)
Barclays Capital, Inc., (0.05%, dated 3/31/11, due 4/1/11; proceeds $23,765; fully collateralized by U.S. Government Obligations; U.S. Treasury Bill 0.00% 9/29/11; U.S. Treasury Note 4.25% due 9/30/12; valued at $24,241)	$23,766	23,766
Nomura Holdings, Inc., (0.24%, dated 3/31/11, due 4/1/11; proceeds $45,864; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 5.00% due 5/1/40; valued at $46,781)	45,863	45,863
		69,629
Total Securities held as Collateral on Loaned Securities (Cost $523,109)		523,109

	Shares
Investment Company (2.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $105,941)	105,941,024	105,941
Total Short-Term Investments (Cost $629,050)		629,050
Total Investments (111.0%) (Cost $4,367,286) Including $497,834 of Securities Loaned +		4,911,815
Liabilities in Excess of Other Assets (-11.0%)		(487,079)
Net Assets (100.0%)		$4,424,736

(a)

The value of loaned securities and related collateral outstanding at March 31, 2011 were approximately $497,834,000 and $524,766,000, respectively. The Portfolio received cash collateral of approximately $523,109,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The remaining collateral of approximately $1,657,000 was received in the form of a common stock and U.S. Government Obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.
(c)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $4,367,286,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $544,529,000 of which approximately $618,764,000 related to appreciated securities and approximately $74,235,000 related to depreciated securities.

CVA	Certificaten Van Aandelen

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$46,598	$—	$—	$46,598
Automobiles	85,969	—	—	85,969
Beverages	59,547	—	—	59,547
Capital Markets	55,185	—	—	55,185
Chemicals	171,117	—	—	171,117
Commercial Banks	398,835	—	—	398,835
Construction Materials	160,557	—	—	160,557
Diversified Telecommunication Services	33,432	—	—	33,432
Electric Utilities	90,284	—	—	90,284
Electrical Equipment	156,556	—	—	156,556
Electronic Equipment, Instruments & Components	202,987	—	—	202,987
Energy Equipment & Services	33,840	—	—	33,840
Food & Staples Retailing	57,970	—	—	57,970
Food Products	306,508	—	—	306,508
Gas Utilities	12,536	—	—	12,536
Household Durables	52,616	—	—	52,616
Household Products	134,308	—	—	134,308
Industrial Conglomerates	54,879	—	—	54,879
Insurance	359,660	—	—	359,660
Machinery	82,931	—	—	82,931
Marine	25,680	—	—	25,680
Media	16,384	—	—	16,384
Metals & Mining	115,422	—	—	115,422
Oil, Gas & Consumable Fuels	367,395	—	—	367,395
Personal Products	31,157	—	—	31,157
Pharmaceuticals	401,939	—	—	401,939
Professional Services	50,409	—	—	50,409
Real Estate Management & Development	56,057	—	—	56,057
Semiconductors & Semiconductor Equipment	63,318	—	—	63,318
Specialty Retail	15,182	—	—	15,182
Tobacco	309,140	—	—	309,140
Trading Companies & Distributors	180,417	—	—	180,417
Wireless Telecommunication Services	93,950	—	—	93,950
Total Common Stocks	4,282,765	—	—	4,282,765
Short-Term Investments
Investment Company	559,421	—	—	559,421
Repurchase Agreements	—	69,629	—	69,629
Total Short-Term Investments	559,421	69,629	—	629,050
Total Assets	$4,842,186	$69,629	$—	$4,911,815

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (89.7%)
Australia (2.4%)
AET&D Holdings No 1 Ltd. (a)(b)(c)	16,699	$—
Lynas Corp. Ltd. (a)	71,485	166
		166
Belgium (2.5%)
Anheuser-Busch InBev N.V.	3,099	177

Brazil (10.2%)
BM&F Bovespa SA	16,970	123
Brookfield Incorporacoes SA	50,506	262
CETIP SA - Balcao Organizado de Ativos e Derivativos	19,940	330
		715
Canada (4.8%)
Brookfield Asset Management, Inc., Class A	7,682	249
Brookfield Infrastructure Partners LP	4,007	89
		338
Cayman Islands (3.0%)
Greenlight Capital Re Ltd., Class A (a)	7,419	209

China (34.4%)
Baidu, Inc. ADR (a)	2,800	386
China Merchants Holdings International Co., Ltd.	61,307	259
Country Style Cooking Restaurant Chain Co. Ltd. ADR (a)	4,264	70
E-Commerce China Dangdang, Inc. ADR (a)	303	6
Golden Eagle Retail Group Ltd.	137,000	296
Hengan International Group Co., Ltd.	26,000	193
Home Inns & Hotels Management, Inc. ADR (a)	3,396	134
New Oriental Education & Technology Group, Inc. ADR (a)	2,575	258
Tencent Holdings Ltd.	5,500	134
Tingyi Cayman Islands Holding Corp.	36,000	88
Want Want China Holdings Ltd.	237,000	186
Wynn Macau Ltd.	58,400	163
Xueda Education Group ADR (a)	18,043	173
Youku.com, Inc. ADR (a)	1,434	68
		2,414
Denmark (4.4%)
DSV A/S	12,620	312

Germany (2.2%)
BASF SE	1,811	157

Hong Kong (2.9%)
Li & Fung Ltd.	12,000	62
Minth Group Ltd.	86,000	144
		206
India (1.3%)
MakeMyTrip Ltd. (a)	2,982	87

Israel (1.9%)
Teva Pharmaceutical Industries Ltd. ADR	2,633	132

	Shares	Value (000)
Japan (6.1%)
Universal Entertainment Corp. (a)	14,500	$426

Korea, Republic of (1.2%)
MegaStudy Co., Ltd.	558	86

Switzerland (6.7%)
Kuehne + Nagel International AG (Registered)	1,261	176
Nestle SA (Registered)	2,196	126
Panalpina Welttransport Holding AG (Registered) (a)	1,355	169
		471
United Kingdom (5.7%)
British American Tobacco PLC ADR	2,633	213
Diageo PLC ADR	2,437	186
		399
Total Common Stocks (Cost $5,059)		6,295
Convertible Preferred Stocks (2.2%)
China (2.2%)
Youku.com, Inc. (a)(b)(c) (Cost $30)	60,414	152

Participation Notes (4.2%)
China (4.2%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21	3,600	99
UBS AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 2/25/13	7,100	195
Total Participation Notes (Cost $265)		294

Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $214)	214,393	214
Total Investments (99.2%) (Cost $5,568) +		6,955
Other Assets in Excess of Liabilities (0.8%)		58
Net Assets (100.0%)		$7,013

(a)	Non-income producing security.
(b)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $152,000, representing 2.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2011.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $5,568,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,387,000 of which approximately $1,535,000 related to appreciated securities and approximately $148,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$169	$—	$—		$169
Auto Components	144	—	—		144
Beverages	363	—	—		363
Capital Markets	330	—	—		330
Chemicals	157	—	—		157
Distributors	62	—	—		62
Diversified Consumer Services	517	—	—		517
Diversified Financial Services	123	—	—		123
Electric Utilities	89	—	—	†	89
Food Products	400	—	—		400
Hotels, Restaurants & Leisure	367	—	—		367
Household Durables	262	—	—		262
Insurance	209	—	—		209
Internet & Catalog Retail	6	—	—		6
Internet Software & Services	675	—	—		675
Leisure Equipment & Products	426	—	—		426
Marine	176	—	—		176
Metals & Mining	166	—	—		166
Multiline Retail	296	—	—		296
Personal Products	193	—	—		193
Pharmaceuticals	132	—	—		132
Real Estate Management & Development	249	—	—		249
Road & Rail	312	—	—		312
Tobacco	213	—	—		213
Transportation Infrastructure	259	—	—		259
Total Common Stocks	6,295	—	—	†	6,295
Convertible Preferred Stocks	—	—	152		152
Participation Notes	294	—	—		294
Short-Term Investment - Investment Company	214	—	—		214
Total Assets	$6,803	$—	$152		$6,955

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)
Balance as of 12/31/10	$—	†	$106
Accrued discounts/premiums	—		—
Realized gain (loss)	—		—
Change in unrealized appreciation (depreciation)	—		46
Purchases	—		—
Sales	—		—
Transfers in for Level 3	—		—
Transfers out of Level 3	—		—
Balance as of 3/31/11	$—	†	$152
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—		$46

†  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Australia (13.4%)
CFS Retail Property Trust REIT	2,106,752	$4,010
Commonwealth Property Office Fund REIT	2,149,346	1,912
Dexus Property Group REIT	1,967,062	1,730
Goodman Group REIT	1,499,075	1,062
GPT Group REIT	1,517,063	4,927
Mirvac Group REIT	2,029,070	2,613
Stockland REIT	1,990,431	7,638
Westfield Group REIT	2,011,772	19,435
Westfield Retail Trust REIT	2,836,193	7,686
		51,013
Austria (0.1%)
Atrium European Real Estate Ltd.	66,166	414

Belgium (0.3%)
Befimmo SCA Sicafi REIT	11,414	997

China (9.1%)
Agile Property Holdings Ltd. (a)	696,000	1,097
China Overseas Land & Investment Ltd. (a)	6,820,240	13,871
China Resources Land Ltd. (a)	5,787,000	10,833
Guangzhou R&F Properties Co., Ltd., Class H (a)	4,313,200	6,421
KWG Property Holding Ltd. (a)	914,000	739
Shimao Property Holdings Ltd. (a)	1,205,000	1,707
		34,668
Finland (0.4%)
Citycon Oyj	250,585	1,147
Sponda Oyj	69,355	394
		1,541
France (7.7%)
Fonciere Des Regions REIT	12,551	1,338
Gecina SA REIT	8,109	1,118
ICADE REIT	25,962	3,204
Klepierre REIT	108,708	4,412
Mercialys SA REIT	26,073	1,039
Societe de la Tour Eiffel REIT	6,493	598
Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	8,147	1,142
Unibail-Rodamco SE REIT	76,581	16,589
		29,440
Germany (0.9%)
Alstria Office AG REIT	177,079	2,462
Deutsche Euroshop AG	28,494	1,088
		3,550
Hong Kong (28.0%)
Hang Lung Properties Ltd.	2,100,000	9,192
Henderson Land Development Co., Ltd.	1,091,882	7,566
Hongkong Land Holdings Ltd.	2,959,000	20,713
Hysan Development Co., Ltd.	1,291,486	5,313
Kerry Properties Ltd.	1,739,271	8,698
New World Development Co., Ltd.	855,000	1,510

	Shares	Value (000)
Sino Land Co., Ltd.	968,841	$1,721
Sun Hung Kai Properties Ltd.	2,427,174	38,443
Wharf Holdings Ltd.	2,015,117	13,899
		107,055
Italy (0.7%)
Beni Stabili SpA	2,461,219	2,559

Japan (15.0%)
Japan Real Estate Investment Corp. REIT	379	3,586
Japan Retail Fund Investment Corp. REIT	342	535
Mitsubishi Estate Co., Ltd.	1,245,000	21,059
Mitsui Fudosan Co., Ltd.	1,072,000	17,695
Nippon Building Fund, Inc. REIT	382	3,720
NTT Urban Development Corp.	260	218
Sumitomo Realty & Development Co., Ltd.	534,000	10,683
		57,496
Malta (0.0%)
BGP Holdings PLC (b)(c)	4,769,371	—

Netherlands (2.6%)
Corio N.V. REIT	66,845	4,676
Eurocommercial Properties N.V. CVA REIT	67,338	3,336
ProLogis European Properties (b)	96,708	685
Vastned Retail N.V. REIT	3,086	226
Wereldhave N.V. REIT	9,563	1,021
		9,944
Singapore (5.0%)
CapitaCommercial Trust REIT	608,000	671
CapitaLand Ltd.	3,340,000	8,744
CapitaMall Trust REIT	691,000	1,031
CapitaMalls Asia Ltd.	687,000	970
City Developments Ltd.	373,000	3,409
Keppel Land Ltd.	940,247	3,349
Suntec REIT	690,000	843
		19,017
Sweden (0.9%)
Atrium Ljungberg AB, Class B	40,477	558
Castellum AB	28,261	411
Hufvudstaden AB, Class A	203,731	2,426
		3,395
Switzerland (1.8%)
PSP Swiss Property AG (Registered) (b)	67,797	5,584
Swiss Prime Site AG (Registered) (b)	18,523	1,461
		7,045
United Kingdom (13.2%)
Big Yellow Group PLC REIT	429,337	2,278
British Land Co. PLC REIT	735,005	6,514
Capital & Counties Properties PLC	319,199	863
Capital & Regional PLC (b)	2,017,148	1,262

	Shares	Value (000)
Capital Shopping Centres Group PLC REIT	527,212	$3,239
Derwent London PLC REIT	104,042	2,742
Development Securities PLC	183,252	657
Grainger PLC	1,328,061	2,286
Great Portland Estates PLC REIT	187,512	1,160
Hammerson PLC REIT	859,430	6,161
Land Securities Group PLC REIT	696,868	8,200
LXB Retail Properties PLC (b)	1,027,586	1,817
Metric Property Investments PLC REIT (b)	300,111	526
Minerva PLC (b)	654,799	972
Quintain Estates & Development PLC (b)	1,571,289	1,109
Safestore Holdings PLC	946,765	2,324
Segro PLC REIT	501,033	2,584
Shaftesbury PLC REIT	105,525	801
ST Modwen Properties PLC	697,057	2,011
Unite Group PLC (b)	795,234	2,756
		50,262
Total Common Stocks (Cost $538,911)		378,396

Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $2,475)	2,475,045	2,475
Total Investments (99.7%) (Cost $541,386) +		380,871
Other Assets in Excess of Liabilities (0.3%)		1,284
Net Assets (100.0%)		$382,155

(a)	Security trades on the Hong Kong exchange.
(b)	Non-income producing security.
(c)

At March 31, 2011, the Portfolio held a fair valued security valued at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $541,386,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was approximately $160,515,000 of which approximately $9,806,000 related to appreciated securities and approximately $170,321,000 related to depreciated securities.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Diversified	$222,127	$—	$—		$222,127
Industrial	4,331	—	—		4,331
Industrial/Office	414	—	—		414
Office	51,353	—	—		51,353
Residential	28,697	—	—		28,697
Retail	64,116	—	—		64,116
Self Storage	4,602	—	—		4,602
Specialty	2,756	—	—	†	2,756
Total Common Stocks	378,396	—	—	†	378,396
Short-Term Investment - Investment Company	2,475	—	—		2,475
Total Assets	$380,871	$—	$—	†	$380,871

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/10	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—	†
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

†                  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

International Small Cap Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.6%)
Australia (8.0%)
Alesco Corp. Ltd.	1,029,154	$3,406
BlueScope Steel Ltd.	3,951,514	8,072
Dart Energy Ltd. (a)	953,497	858
Iluka Resources Ltd.	768,138	10,567
Infomedia Ltd.	7,061,444	1,826
Pacific Brands Ltd.	4,062,604	3,551
SAI Global Ltd.	681,277	3,531
WHK Group Ltd.	2,907,900	2,888
		34,699
Austria (1.0%)
Atrium European Real Estate Ltd.	686,116	4,298

China (1.2%)
EVA Precision Industrial Holdings Ltd.	7,350,000	5,376

Denmark (5.6%)
Jyske Bank A/S (Registered) (a)	142,219	6,333
NKT Holding A/S	74,479	4,367
Royal Unibrew A/S (a)	37,865	2,609
SimCorp A/S	27,701	4,439
Sydbank A/S	259,320	6,546
		24,294
France (3.3%)
Alten Ltd.	63,538	2,396
Euler Hermes SA (a)	45,435	4,327
Sa des Ciments Vicat	25,177	2,141
Wendel	52,702	5,727
		14,591
Germany (6.8%)
Demag Cranes AG	102,711	5,230
GEA Group AG	77,837	2,564
Gerresheimer AG (a)	83,002	3,799
Kontron AG	259,670	3,224
Praktiker Bau- und Heimwerkermaerkte Holding AG	310,185	3,657
Rheinmetall AG	61,409	5,089
Tognum AG	171,411	6,170
		29,733
Greece (0.2%)
Hellenic Exchanges SA Holding Clearing Settlement and Registry	112,105	985

Hong Kong (4.2%)
AMVIG Holdings Ltd.	6,553,000	5,055
China High Precision Automation Group Ltd.	5,552,000	4,018
Dah Sing Financial Holdings Ltd.	235,600	1,454
Pacific Basin Shipping Ltd.	4,133,000	2,614
Ruinian International Ltd.	4,443,000	3,113
Techtronic Industries Co.	1,613,500	2,240
		18,494

	Shares	Value (000)
Ireland (1.9%)
FBD Holdings PLC	318,963	$3,278
Kerry Group PLC, Class A	62,318	2,320
United Drug PLC	760,692	2,479
		8,077
Italy (3.7%)
Brembo S.p.A.	389,868	4,807
Davide Campari-Milano S.p.A.	498,152	3,370
Maire Tecnimont S.p.A.	1,010,024	4,157
Prysmian S.p.A.	178,988	3,840
		16,174
Japan (28.8%)
Asahi Diamond Industrial Co., Ltd.	347,000	6,658
Daibiru Corp.	919,400	7,958
Fuji Machine Manufacturing Co., Ltd.	349,300	7,874
Fuji Media Holdings, Inc.	5,338	7,470
Fuyo General Lease Co., Ltd.	176,200	5,251
Harmonic Drive Systems, Inc.	85,800	2,197
Jaccs Co., Ltd.	3,002,000	8,048
Japan Securities Finance Co., Ltd.	799,592	5,287
Miraial Co., Ltd.	285,400	7,226
Ohara, Inc.	465,900	5,299
Okinawa Cellular Telephone Co.	518	1,130
Sawada Holdings Co., Ltd. (a)	556,500	5,419
Shinkawa Ltd.	336,200	3,504
Sumitomo Mitsui Trust Holdings, Inc.	915,000	3,245
Taiheiyo Cement Corp.	1,241,000	2,089
Takashimaya Co., Ltd.	337,000	2,151
THK Co., Ltd.	96,200	2,420
TOC Co., Ltd.	1,049,500	4,151
Toei Animation Co., Ltd.	286,600	5,926
Tokyo Tomin Bank Ltd. (The) (a)	751,681	9,760
Tsutsumi Jewelry Co., Ltd.	132,100	3,343
TV Asahi Corp.	4,623	7,220
Yachiyo Bank Ltd. (The)	285,000	9,696
Yamaha Motor Co., Ltd. (a)	127,800	2,231
		125,553
New Zealand (0.7%)
Fisher & Paykel Healthcare Corp. Ltd.	1,345,986	3,225

Norway (3.2%)
Fred Olsen Energy ASA	48,739	2,142
Pronova BioPharma A/S (a)	1,585,748	2,727
ProSafe SE	269,010	2,041
Storebrand ASA (a)	265,418	2,277
Subsea 7 SA	52,725	1,332
TGS Nopec Geophysical Co. ASA	127,557	3,423
		13,942
Spain (2.1%)
Antena 3 de Television SA	341,335	3,173
Grifols SA	284,178	4,954

	Shares	Value (000)
Miquel y Costas & Miquel SA	34,371	$1,072
		9,199
Sweden (1.9%)
Husqvarna AB, Class B	407,708	3,495
Nobia AB (a)	529,468	4,970
		8,465
Switzerland (5.1%)
Bobst Group AG (Registered) (a)	85,172	3,899
Bucher Industries AG (Registered)	12,901	2,950
Burckhardt Compression Holding AG	8,704	2,741
Kuoni Reisen Holding AG (Registered)	17,630	8,119
Rieter Holding AG (Registered) (a)	10,980	4,492
		22,201
Thailand (1.1%)
Miclyn Express Offshore Ltd.	2,668,762	4,734

United Kingdom (18.1%)
Aegis Group PLC	964,102	2,210
Bodycote PLC	465,702	2,473
Britvic PLC	1,053,526	6,684
Bunzl PLC	367,275	4,387
Chemring Group PLC	254,910	2,828
Computacenter PLC	157,231	1,097
Cookson Group PLC (a)	332,157	3,674
CVS Group PLC (a)	1,547,322	2,557
Dairy Crest Group PLC	558,539	3,219
Greggs PLC	447,356	3,656
Hiscox Ltd.	519,992	3,147
Home Retail Group PLC	486,085	1,506
Keller Group PLC	335,988	3,342
Kesa Electricals PLC	2,239,208	4,336
Luminar Group Holdings PLC (a)	3,432,466	633
Premier Foods PLC (a)	18,040,381	8,083
Rexam PLC	364,763	2,127
Savills PLC	694,796	3,991
Severfield-Rowen PLC	321,394	1,366
SIG PLC (a)	2,439,862	5,460
Smurfit Kappa Group PLC (a)	501,020	6,383
Tate & Lyle PLC	364,623	3,378
Wincanton PLC	1,265,864	2,361
		78,898
United States (0.7%)
Informa PLC	466,229	3,117
Total Common Stocks (Cost $391,213)		426,055

Short-Term Investment (1.4%)
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (b) (Cost $6,325)	6,325,129	6,325

Value (000)
Total Investments (99.0%) (Cost $397,538) +	$432,380
Other Assets in Excess of Liabilities (1.0%)	4,464
Net Assets (100.0%)	$436,844

(a)	Non-income producing security.
(b)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $397,538,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $34,842,000 of which approximately $61,614,000 related to appreciated securities and approximately $26,772,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
State Street Bank London	JPY	2,095,000	$25,187	4/5/11	USD	25,498	$25,498	$311
State Street Bank London	USD	25,503	25,503	4/5/11	JPY	2,095,000	25,187	(316)
State Street Bank London	JPY	1,940,000	23,327	5/9/11	USD	23,620	23,620	293
			$74,017				$74,305	$288

JPY	—	Japanese Yen
USD	—	United States Dollar

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$2,828	$—	$—	$2,828
Air Freight & Logistics	2,361	—	—	2,361
Auto Components	9,299	—	—	9,299
Automobiles	2,231	—	—	2,231
Beverages	12,663	—	—	12,663
Biotechnology	4,954	—	—	4,954
Capital Markets	5,419	—	—	5,419
Chemicals	5,299	—	—	5,299
Commercial Banks	37,034	—	—	37,034
Commercial Services & Supplies	2,888	—	—	2,888
Construction & Engineering	8,865	—	—	8,865
Construction Materials	4,230	—	—	4,230
Consumer Finance	8,048	—	—	8,048
Containers & Packaging	13,565	—	—	13,565
Distributors	3,551	—	—	3,551
Diversified Financial Services	11,523	—	—	11,523
Electrical Equipment	10,010	—	—	10,010
Electronic Equipment, Instruments & Components	4,018	—	—	4,018
Energy Equipment & Services	13,672	—	—	13,672
Food Products	20,656	—	—	20,656
Health Care Equipment & Supplies	3,225	—	—	3,225
Health Care Providers & Services	5,036	—	—	5,036
Hotels, Restaurants & Leisure	8,752	—	—	8,752
Household Durables	10,705	—	—	10,705
Industrial Conglomerates	14,490	—	—	14,490
Information Technology Services	3,493	—	—	3,493
Insurance	13,029	—	—	13,029
Internet & Catalog Retail	1,506	—	—	1,506
Life Sciences Tools & Services	3,799	—	—	3,799
Machinery	48,749	—	—	48,749
Marine	2,614	—	—	2,614
Media	29,116	—	—	29,116
Metals & Mining	18,639	—	—	18,639
Multiline Retail	2,151	—	—	2,151
Oil, Gas & Consumable Fuels	858	—	—	858
Paper & Forest Products	1,072	—	—	1,072
Personal Products	3,113	—	—	3,113
Pharmaceuticals	2,727	—	—	2,727
Professional Services	3,531	—	—	3,531
Real Estate Management & Development	20,398	—	—	20,398
Semiconductors & Semiconductor Equipment	13,954	—	—	13,954
Software	6,265	—	—	6,265
Specialty Retail	11,336	—	—	11,336
Trading Companies & Distributors	13,253	—	—	13,253
Wireless Telecommunication Services	1,130	—	—	1,130
Total Common Stocks	426,055	—	—	426,055
Short-Term Investment - Investment Company	6,325	—	—	6,325
Foreign Currency Exchange Contracts	—	604	—	604
Total Assets	432,380	604	—	432,984

Liabilities:
Foreign Currency Exchange Contracts	—	(316)	—	(316)
Total	$432,380	$288	$—	$432,668

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/10	$—	†
Accrued discounts/premiums	—
Realized gain (loss)	12
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	(12)
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$—
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

†  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

Select Global Infrastructure Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.2%)
Australia (3.5%)
APA Group (Stapled Securities) (a)	13,000	$57
MAP Group (Stapled Securities) (a)	36,900	116
Spark Infrastructure Group (b)	37,414	43
Transurban Group (Stapled Securities) (a)	31,300	174
		390
Brazil (0.7%)
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,400	82

Canada (13.0%)
Enbridge, Inc.	9,510	583
Fortis, Inc.	2,120	72
TransCanada Corp.	19,670	798
		1,453
China (8.8%)
Beijing Enterprises Holdings Ltd. (c)	83,000	474
China Merchants Holdings International Co., Ltd. (c)	31,000	131
ENN Energy Holdings Ltd. (c)	81,000	252
Jiangsu Expressway Co., Ltd. H Shares (c)	94,000	105
Sichuan Expressway Co. Ltd. (c)	32,000	21
		983
France (4.8%)
Aeroports de Paris (ADP)	895	82
Eutelsat Communications SA	1,447	58
Groupe Eurotunnel SA	1,106	12
SES SA	14,999	386
		538
Germany (0.7%)
Fraport AG Frankfurt Airport Services Worldwide	1,022	75

Hong Kong (2.6%)
Hong Kong & China Gas Co., Ltd.	121,000	290

Italy (4.0%)
Atlantia SpA	10,500	241
Snam Rete Gas SpA	32,200	181
Terna Rete Elettrica Nazionale SpA	4,600	22
		444
Mexico (0.3%)
Grupo Aeroportuario del Sureste SAB de CV ADR	500	29

Netherlands (1.0%)
Koninklijke Vopak N.V.	2,220	107

Spain (5.3%)
Abertis Infraestructuras SA	20,042	435
Enagas SA	2,149	49
Ferrovial SA	5,407	68

	Shares	Value (000)
Red Electrica Corp. SA	806	$46
		598
United Kingdom (13.3%)
National Grid PLC	124,800	1,189
Pennon Group PLC	9,700	97
Severn Trent PLC	3,900	92
United Utilities Group PLC	11,400	108
		1,486
United States (39.2%)
American Tower Corp., Class A (d)	11,750	609
American Water Works Co., Inc.	6,020	169
Aqua America, Inc.	4,040	93
CenterPoint Energy, Inc.	23,920	420
Consolidated Edison, Inc.	4,930	250
Crown Castle International Corp. (d)	10,420	443
ITC Holdings Corp.	6,390	447
Kinder Morgan Management LLC (d)	308	20
NiSource, Inc.	7,210	138
Northeast Utilities	10,510	364
NSTAR	1,780	82
Oneok, Inc.	2,920	195
SBA Communications Corp., Class A (d)	4,430	176
Sempra Energy	4,400	235
Southern Union Co.	5,400	155
Spectra Energy Corp.	21,120	574
		4,370
Total Common Stocks (Cost $9,840)		10,845

Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $238)	238,223	238
Total Investments (99.3%) (Cost $10,078) +		11,083
Other Assets in Excess of Liabilities (0.7%)		76
Net Assets (100.0%)		$11,159

(a)	Comprised of securities in separate entities that are traded as a single stapled security.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security trades on the Hong Kong exchange.
(d)	Non-income producing security.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $10,078,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,005,000 of which approximately $1,056,000 related to appreciated securities and approximately $51,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$302	$—	$—	$302
Communications	1,672	—	—	1,672
Diversified	488	—	—	488
Oil & Gas Storage & Transportation	4,129	—	—	4,129
Ports	131	—	—	131
Toll Roads	967	—	—	967
Transmission & Distribution	2,515	—	—	2,515
Water	641	—	—	641
Total Common Stocks	10,845	—	—	10,845
Short-Term Investment - Investment Company	238	—	—	238
Total Assets	$11,083	$—	$—	$11,083

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Beverage: Brewers & Distillers (3.4%)
Anheuser-Busch InBev N.V. ADR	3,834	$219

Beverage: Soft Drinks (6.0%)
Coca-Cola Co. (The)	1,433	95
Dr. Pepper Snapple Group, Inc.	3,838	143
PepsiCo, Inc.	2,310	149
		387
Commercial Services (9.4%)
eBay, Inc. (a)	8,769	272
Intertek Group PLC (United Kingdom)	5,874	192
Leucadia National Corp.	3,839	144
		608
Communications Technology (4.6%)
Motorola Solutions, Inc. (a)	6,722	300

Computer Services, Software & Systems (4.0%)
Google, Inc., Class A (a)	448	263

Computer Technology (4.4%)
Apple, Inc. (a)	827	288

Consumer Lending (2.4%)
Berkshire Hathaway, Inc., Class B (a)	1,850	155

Cosmetics (5.5%)
Estee Lauder Cos., Inc. (The), Class A	1,814	175
Natura Cosmeticos SA (Brazil)	6,470	182
		357
Diversified Manufacturing Operations (1.6%)
Danaher Corp.	2,054	107

Diversified Materials & Processing (2.9%)
Schindler Holding AG (Switzerland)	1,588	191

Diversified Retail (7.7%)
Amazon.com, Inc. (a)	1,508	272
Costco Wholesale Corp.	3,081	226
		498
Foods (5.3%)
Nestle SA ADR (Switzerland)	3,165	182
Sara Lee Corp.	9,083	161
		343
Gas Pipeline (1.5%)
Kinder Morgan Management LLC (a)	1,465	96

Insurance: Multi-Line (1.5%)
Loews Corp.	2,259	97

	Shares	Value (000)
Oil: Crude Producers (2.8%)
QEP Resources, Inc.	4,438	$180

Paints & Coatings (1.4%)
Sherwin-Williams Co. (The)	1,090	92

Personal Care (1.2%)
Procter & Gamble Co. (The)	1,271	78

Pharmaceuticals (3.8%)
Mead Johnson Nutrition Co.	4,320	250

Real Estate Investment Trusts (REIT) (3.8%)
Brookfield Asset Management, Inc., Class A (Canada)	7,700	250

Recreational Vehicles & Boats (3.9%)
Edenred (France) (a)	8,427	254

Restaurants (9.3%)
McDonald’s Corp.	1,254	96
Starbucks Corp.	7,832	289
Yum! Brands, Inc.	4,244	218
		603
Scientific Instruments: Gauges & Meters (2.5%)
Thermo Fisher Scientific, Inc. (a)	2,881	160

Textiles Apparel & Shoes (2.6%)
Coach, Inc.	1,816	95
NIKE, Inc., Class B	996	75
		170
Tobacco (4.2%)
Philip Morris International, Inc.	4,118	270

Wholesale & International Trade (2.7%)
Li & Fung Ltd. (Hong Kong)	34,000	174
Total Common Stocks (Cost $5,104)		6,390

Convertible Preferred Stocks (0.5%)
Alternative Energy (0.5%)
Better Place, Inc. (a)(b)(c) (Cost $32)	10,818	32

Short-Term Investment (0.0%)
Investment Company (0.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $3)	3,314	3
Total Investments (98.9%) (Cost $5,139) +		6,425
Other Assets in Excess of Liabilities (1.1%)		74
Net Assets (100.0%)		$6,499

(a)	Non-income producing security.

(b)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $32,000, representing 0.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(c)	Security has been deemed illiquid at March 31, 2011.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $5,139,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $1,286,000 of which approximately $1,349,000 related to appreciated securities and approximately $63,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverage: Brewers & Distillers	$219	$—	$—	$219
Beverage: Soft Drinks	387	—	—	387
Commercial Services	608	—	—	608
Communications Technology	300	—	—	300
Computer Services, Software & Systems	263	—	—	263
Computer Technology	288	—	—	288
Consumer Lending	155	—	—	155
Cosmetics	357	—	—	357
Diversified Manufacturing Operations	107	—	—	107
Diversified Materials & Processing	191	—	—	191
Diversified Retail	498	—	—	498
Foods	343	—	—	343
Gas Pipeline	96	—	—	96
Insurance: Multi-Line	97	—	—	97
Oil: Crude Producers	180	—	—	180
Paints & Coatings	92	—	—	92
Personal Care	78	—	—	78
Pharmaceuticals	250	—	—	250
Real Estate Investment Trusts (REIT)	250	—	—	250
Recreational Vehicles & Boats	254	—	—	254
Restaurants	603	—	—	603
Scientific Instruments: Gauges & Meters	160	—	—	160
Textiles Apparel & Shoes	170	—	—	170
Tobacco	270	—	—	270
Wholesale & International Trade	174	—	—	174
Total Common Stocks	6,390	—	—	6,390
Convertible Preferred Stocks	—	—	32	32
Short-Term Investment - Investment Company	3	—	—	3
Total Assets	$6,393	$—	$32	$6,425

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Convertible Preferred Stock (000)
Balance as of 12/31/10	$32
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$32
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (98.4%)
Air Transport (1.9%)
Expeditors International of Washington, Inc.	342,078	$17,152

Alternative Energy (3.9%)
Range Resources Corp.	172,742	10,098
Ultra Petroleum Corp. (a)	509,879	25,112
		35,210
Beverage: Brewers & Distillers (1.6%)
Anheuser-Busch InBev N.V. ADR	256,358	14,656

Biotechnology (2.9%)
Illumina, Inc. (a)	381,066	26,701

Casinos & Gambling (4.0%)
Las Vegas Sands Corp. (a)	539,473	22,776
Wynn Resorts Ltd.	107,110	13,630
		36,406
Chemicals: Diversified (2.7%)
Monsanto Co.	343,649	24,832

Commercial Finance & Mortgage Companies (2.1%)
BM&F Bovespa SA (Brazil)	2,634,670	19,123

Commercial Services (6.4%)
eBay, Inc. (a)	759,312	23,569
Leucadia National Corp.	580,643	21,797
SGS SA (Registered) (Switzerland)	6,894	12,272
		57,638
Communications Technology (3.6%)
Motorola Solutions, Inc. (a)	724,225	32,366

Computer Services, Software & Systems (17.9%)
Baidu, Inc. ADR (China) (a)	286,957	39,546
Facebook, Inc., Class B (a)(b)(c)	1,000,782	22,017
Google, Inc., Class A (a)	78,801	46,194
Salesforce.com, Inc. (a)	167,296	22,347
Tencent Holdings Ltd. (China)	482,300	11,750
Teradata Corp. (a)	259,291	13,146
VMware, Inc., Class A (a)	89,446	7,293
		162,293
Computer Technology (7.7%)
Apple, Inc. (a)	191,206	66,626
NVIDIA Corp. (a)	180,048	3,324
		69,950
Consumer Lending (1.4%)
CME Group, Inc.	41,440	12,496

Diversified Media (1.7%)
Naspers Ltd., Class N (South Africa)	288,528	15,525

	Shares	Value (000)
Diversified Retail (12.6%)
Amazon.com, Inc. (a)	354,632	$63,880
Costco Wholesale Corp.	176,614	12,949
NetFlix, Inc. (a)	98,730	23,432
Priceline.com, Inc. (a)	28,542	14,455
		114,716
Medical Equipment (2.4%)
Intuitive Surgical, Inc. (a)	65,925	21,983

Metals & Minerals: Diversified (1.6%)
Molycorp, Inc. (a)	248,299	14,903

Pharmaceuticals (4.7%)
Allergan, Inc.	160,651	11,409
Mead Johnson Nutrition Co.	356,656	20,661
Valeant Pharmaceuticals International, Inc. (Canada)	204,769	10,200
		42,270
Real Estate Investment Trusts (REIT) (3.7%)
Brookfield Asset Management, Inc., Class A (Canada)	1,024,807	33,265

Recreational Vehicles & Boats (3.6%)
Edenred (France) (a)	1,096,478	33,091

Restaurants (3.5%)
Starbucks Corp.	526,888	19,469
Yum! Brands, Inc.	244,093	12,541
		32,010
Securities Brokerage & Services (1.6%)
Charles Schwab Corp. (The)	795,950	14,351

Semiconductors & Components (2.5%)
ARM Holdings PLC ADR (United Kingdom)	510,956	14,393
First Solar, Inc. (a)	53,269	8,568
		22,961
Tobacco (2.0%)
Philip Morris International, Inc.	275,435	18,077

Wholesale & International Trade (2.4%)
Li & Fung Ltd. (Hong Kong)	4,265,601	21,853
Total Common Stocks (Cost $612,140)		893,828

Convertible Preferred Stocks (0.4%)
Alternative Energy (0.4%)
Better Place, Inc. (a)(b)(c) (Cost $4,355)	1,451,604	4,355

Short-Term Investment (1.0%)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $8,973)	8,973,381	8,973

Value (000)
Total Investments (99.8%) (Cost $625,468) +	907,156
Other Assets in Excess of Liabilities (0.2%)	1,374
Net Assets (100.0%)	$908,530

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2011.
(c)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $26,372,000, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $625,468,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $281,688,000 of which approximately $304,735,000 related to appreciated securities and approximately $23,047,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$17,152	$—	$—	$17,152
Alternative Energy	35,210	—	—	35,210
Beverage: Brewers & Distillers	14,656	—	—	14,656
Biotechnology	26,701	—	—	26,701
Casinos & Gambling	36,406	—	—	36,406
Chemicals: Diversified	24,832	—	—	24,832
Commercial Finance & Mortgage Companies	19,123	—	—	19,123
Commercial Services	57,638	—	—	57,638
Communications Technology	32,366	—	—	32,366
Computer Services, Software & Systems	140,276	—	22,017	162,293
Computer Technology	69,950	—	—	69,950
Consumer Lending	12,496	—	—	12,496
Diversified Media	15,525	—	—	15,525
Diversified Retail	114,716	—	—	114,716
Medical Equipment	21,983	—	—	21,983
Metals & Minerals: Diversified	14,903	—	—	14,903
Pharmaceuticals	42,270	—	—	42,270
Real Estate Investment Trusts (REIT)	33,265	—	—	33,265
Recreational Vehicles & Boats	33,091	—	—	33,091
Restaurants	32,010	—	—	32,010
Securities Brokerage & Services	14,351	—	—	14,351
Semiconductors & Components	22,961	—	—	22,961
Tobacco	18,077	—	—	18,077
Wholesale & International Trade	21,853	—	—	21,853
Total Common Stocks	871,811	—	22,017	893,828
Convertible Preferred Stocks	—	—	4,355	4,355
Short-Term Investment - Investment Company	8,973	—	—	8,973
Total Assets	$880,784	$—	$26,372	$907,156

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Balance as of 12/31/10	$15,096	$4,355
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	1,869	—
Purchases	5,052	—
Sales	—	—
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/11	$22,017	$4,355
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$1,869	$—

Morgan Stanley Institutional Fund, Inc.

Focus Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (92.0%)
Air Transport (2.0%)
Expeditors International of Washington, Inc.	9,346	$469

Alternative Energy (3.9%)
Ultra Petroleum Corp. (a)	18,273	900

Beverage: Brewers & Distillers (1.8%)
Anheuser-Busch InBev N.V. ADR	7,321	418

Biotechnology (3.2%)
Illumina, Inc. (a)	10,511	736

Casinos & Gambling (2.8%)
Las Vegas Sands Corp. (a)	15,342	648

Chemicals: Diversified (3.3%)
Monsanto Co.	10,397	751

Commercial Finance & Mortgage Companies (2.3%)
BM&F Bovespa SA (Brazil)	74,043	537

Commercial Services (5.5%)
eBay, Inc. (a)	21,109	655
Leucadia National Corp.	16,030	602
		1,257
Communications Technology (4.2%)
Motorola Solutions, Inc. (a)	21,382	956

Computer Services, Software & Systems (18.4%)
Baidu, Inc. ADR (China) (a)	8,106	1,117
Facebook, Inc., Class B (a)(b)(c)	23,263	512
Google, Inc., Class A (a)	2,202	1,291
Salesforce.com, Inc. (a)	4,709	629
Tencent Holdings Ltd. (China)	13,400	326
Teradata Corp. (a)	7,029	356
		4,231
Computer Technology (8.1%)
Apple, Inc. (a)	5,386	1,877

Diversified Media (1.9%)
Naspers Ltd., Class N (South Africa)	8,024	432

Diversified Retail (10.5%)
Amazon.com, Inc. (a)	9,830	1,771
NetFlix, Inc. (a)	2,765	656
		2,427
Medical Equipment (2.6%)
Intuitive Surgical, Inc. (a)	1,828	610

	Shares	Value (000)
Metals & Minerals: Diversified (1.9%)
Molycorp, Inc. (a)	7,390	$443

Pharmaceuticals (2.5%)
Mead Johnson Nutrition Co.	9,877	572

Real Estate Investment Trusts (REIT) (3.9%)
Brookfield Asset Management, Inc., Class A (Canada)	27,749	901

Recreational Vehicles & Boats (4.2%)
Edenred (France) (a)	32,066	968

Restaurants (2.3%)
Starbucks Corp.	14,475	535

Semiconductors & Components (1.8%)
ARM Holdings PLC ADR (United Kingdom)	14,457	407

Tobacco (2.2%)
Philip Morris International, Inc.	7,862	516

Wholesale & International Trade (2.7%)
Li & Fung Ltd. (Hong Kong)	120,100	615
Total Common Stocks (Cost $17,281)		21,206

Convertible Preferred Stocks (0.2%)
Alternative Energy (0.2%)
Better Place, Inc. (a)(b)(c) (Cost $53)	17,553	53

Short-Term Investment (7.4%)
Investment Company (7.4%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $1,707)	1,706,661	1,707
Total Investments (99.6%) (Cost $19,041) +		22,966
Other Assets in Excess of Liabilities (0.4%)		95
Net Assets (100.0%)		$23,061

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2011.
(c)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $565,000, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $19,041,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $3,925,000 of which approximately $4,251,000 related to appreciated securities and approximately $326,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Transport	$469	$—	$—	$469
Alternative Energy	900	—	—	900
Beverage: Brewers & Distillers	418	—	—	418
Biotechnology	736	—	—	736
Casinos & Gambling	648	—	—	648
Chemicals: Diversified	751	—	—	751
Commercial Finance & Mortgage Companies	537	—	—	537
Commercial Services	1,257	—	—	1,257
Communications Technology	956	—	—	956
Computer Services, Software & Systems	3,719	—	512	4,231
Computer Technology	1,877	—	—	1,877
Diversified Media	432	—	—	432
Diversified Retail	2,427	—	—	2,427
Medical Equipment	610	—	—	610
Metals & Minerals: Diversified	443	—	—	443
Pharmaceuticals	572	—	—	572
Real Estate Investment Trusts (REIT)	901	—	—	901
Recreational Vehicles & Boats	968	—	—	968
Restaurants	535	—	—	535
Semiconductors & Components	407	—	—	407
Tobacco	516	—	—	516
Wholesale & International Trade	615	—	—	615
Total Common Stocks	20,694	—	512	21,206
Convertible Preferred Stocks	—	—	53	53
Short-Term Investment - Investment Company	1,707	—	—	1,707
Total Assets	$22,401	$—	$565	$22,966

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)	Convertible Preferred Stocks (000)
Balance as of 12/31/10	$—	$53
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Purchases	512	—
Sales	—	—
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/11	$512	$53
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—	$—

Morgan Stanley Institutional Fund, Inc.

Opportunity Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (97.1%)
Advertising Agencies (2.6%)
Omnicom Group, Inc.	151,021	$7,409

Alternative Energy (3.2%)
Ultra Petroleum Corp. (a)	188,387	9,278

Asset Management & Custodian (1.8%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	307,636	5,087

Beverage: Brewers & Distillers (1.4%)
Diageo PLC ADR (United Kingdom)	54,448	4,150

Casinos & Gambling (4.8%)
Universal Entertainment Corp. (Japan) (a)	272,700	8,003
Wynn Resorts Ltd.	46,833	5,959
		13,962
Chemicals: Diversified (3.0%)
Monsanto Co.	121,839	8,804

Commercial Finance & Mortgage Companies (0.8%)
BM&F Bovespa SA (Brazil)	341,240	2,477

Commercial Services (7.1%)
China Merchants Holdings International Co., Ltd. (China)	2,252,135	9,511
New Oriental Education & Technology Group, Inc. ADR (China) (a)	110,442	11,052
		20,563
Commercial Vehicles & Parts (0.9%)
Minth Group Ltd. (Hong Kong)	1,524,000	2,555

Communications Technology (4.2%)
Cisco Systems, Inc.	237,557	4,074
Corning, Inc.	386,042	7,964
		12,038
Computer Services, Software & Systems (14.1%)
Baidu, Inc. ADR (China) (a)	85,120	11,731
Facebook, Inc., Class B (a)(b)(c)	338,054	7,437
Google, Inc., Class A (a)	36,963	21,668
		40,836
Computer Technology (9.8%)
Apple, Inc. (a)	69,301	24,148
Youku.com, Inc. ADR (China) (a)	89,091	4,233
		28,381
Consumer Lending (11.6%)
American Express Co.	95,414	4,313
CME Group, Inc.	24,865	7,498
Mastercard, Inc., Class A	60,845	15,316
Visa, Inc., Class A	87,846	6,467
		33,594

	Shares	Value (000)
Diversified Retail (10.6%)
Amazon.com, Inc. (a)	138,342	$24,920
Golden Eagle Retail Group Ltd. (China)	2,666,000	5,751
		30,671
Home Building (3.7%)
Brookfield Incorporacoes SA (Brazil)	2,035,067	10,570

Insurance: Multi-Line (4.7%)
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	484,020	13,654

Metals & Minerals: Diversified (2.0%)
Molycorp, Inc. (a)	94,476	5,670

Personal Care (1.4%)
Procter & Gamble Co. (The)	65,632	4,043

Real Estate Investment Trusts (REIT) (4.5%)
Brookfield Asset Management, Inc., Class A (Canada)	398,429	12,933

Semiconductors & Components (1.5%)
Marvell Technology Group Ltd. (a)	272,646	4,240

Truckers (3.4%)
DSV A/S (Denmark)	392,999	9,703
Total Common Stocks (Cost $222,555)		280,618

Convertible Preferred Stocks (0.8%)
Alternative Energy (0.8%)
Better Place, Inc. (a)(b)(c) (Cost $2,339)	779,539	2,339

Participation Notes (2.2%)
Beverage: Brewers & Distillers (2.2%)
Deutsche Bank AG, Kweichow Moutai Co., Ltd., Class A, Equity Linked Notes, Zero Coupon, 3/4/21 (China) (Cost $6,514)	234,700	6,446

Short-Term Investment (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $440)	440,213	440
Total Investments (100.3%) (Cost $231,848) +		289,843
Liabilities in Excess of Other Assets (-0.3%)		(843)
Net Assets (100.0%)		$289,000

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2011.
(c)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $9,776,000, representing 3.4% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $231,848,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $57,995,000 of which approximately $73,139,000 related to appreciated securities and approximately $15,144,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Advertising Agencies	$7,409	$—	$—	$7,409
Alternative Energy	9,278	—	—	9,278
Asset Management & Custodian	5,087	—	—	5,087
Beverage: Brewers & Distillers	4,150	—	—	4,150
Casinos & Gambling	13,962	—	—	13,962
Chemicals: Diversified	8,804	—	—	8,804
Commercial Finance & Mortgage Companies	2,477	—	—	2,477
Commercial Services	20,563	—	—	20,563
Commercial Vehicles & Parts	2,555	—	—	2,555
Communications Technology	12,038	—	—	12,038
Computer Services, Software & Systems	33,399	—	7,437	40,836
Computer Technology	28,381	—	—	28,381
Consumer Lending	33,594	—	—	33,594
Diversified Retail	30,671	—	—	30,671
Home Building	10,570	—	—	10,570
Insurance: Multi-Line	13,654	—	—	13,654
Metals & Minerals: Diversified	5,670	—	—	5,670
Personal Care	4,043	—	—	4,043
Real Estate Investment Trusts (REIT)	12,933	—	—	12,933
Semiconductors & Components	4,240	—	—	4,240
Truckers	9,703	—	—	9,703
Total Common Stocks	273,181	—	7,437	280,618
Convertible Preferred Stocks	—	—	2,339	2,339
Participation Notes	6,446	—	—	6,446
Short-Term Investment - Investment Company	440	—	—	440
Total Assets	$280,067	$—	$9,776	$289,843

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stock (000)	Convertible Preferred Stock (000)
Balance as of 12/31/10	$—	$2,339
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1)	—
Purchases	7,438	—
Sales	—	—
Transfers in for Level 3	—	—
Transfers out of Level 3	—	—
Balance as of 3/31/11	$7,437	$2,339
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$(1)	$—

Morgan Stanley Institutional Fund, Inc.

Small Company Growth Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (91.9%)
Asset Management & Custodian (3.2%)
CETIP SA - Balcao Organizado de Ativos e Derivativos (Brazil)	826,912	$13,675
Greenhill & Co., Inc.	675,551	44,445
		58,120
Banks: Diversified (0.3%)
Financial Engines, Inc. (a)	205,878	5,674

Casinos & Gambling (1.7%)
Lakes Entertainment, Inc. (a)	613,119	1,656
Universal Entertainment Corp. (Japan) (a)	1,014,900	29,783
		31,439
Cement (3.6%)
Eagle Materials, Inc.	1,188,834	35,974
Texas Industries, Inc.	644,819	29,165
		65,139
Chemicals: Diversified (4.1%)
Intrepid Potash, Inc. (a)	806,641	28,087
Rockwood Holdings, Inc. (a)	946,132	46,569
		74,656
Commercial Services (10.2%)
Advisory Board Co. (The) (a)	974,981	50,212
Corporate Executive Board Co. (The)	1,002,096	40,455
CoStar Group, Inc. (a)	837,380	52,487
Information Services Group, Inc. (a)	2,113,475	4,628
MercadoLibre, Inc. (Brazil)	459,150	37,480
		185,262
Computer Services, Software & Systems (14.1%)
Acxiom Corp. (a)	1,427,449	20,484
Blackboard, Inc. (a)	363,411	13,170
comScore, Inc. (a)	641,520	18,931
Cornerstone OnDemand, Inc. (a)	896,217	16,338
Forrester Research, Inc.	692,596	26,519
MakeMyTrip Ltd. (India) (a)	331,905	9,728
NetSuite, Inc. (a)	725,473	21,097
OpenTable, Inc. (a)	441,040	46,905
Solera Holdings, Inc.	970,650	49,600
SuccessFactors, Inc. (a)	833,966	32,600
		255,372
Computer Technology (1.1%)
E-Commerce China Dangdang, Inc. ADR (China) (a)	630,572	13,009
Youku.com, Inc. ADR (China) (a)	132,459	6,293
		19,302
Consumer Electronics (1.1%)
Sohu.com, Inc. (China) (a)	218,800	19,552

Diversified Retail (4.8%)
Blue Nile, Inc. (a)	937,883	50,636

	Shares	Value (000)
Citi Trends, Inc. (a)	750,909	$16,738
Shutterfly, Inc. (a)	387,433	20,286
		87,660
Electronic Components (1.4%)
Cogent Communications Group, Inc. (a)	1,725,156	24,618

Entertainment (2.4%)
Vail Resorts, Inc. (a)	904,337	44,096

Financial Data & Systems (3.0%)
MSCI, Inc., Class A (a)	1,485,090	54,681

Foods (0.6%)
Country Style Cooking Restaurant Chain Co. Ltd. ADR (China) (a)	686,994	11,349

Health Care Facilities (0.3%)
LCA-Vision, Inc. (a)	724,591	4,891

Health Care Management Services (2.0%)
HMS Holdings Corp. (a)	431,589	35,326

Health Care Services (2.3%)
athenahealth, Inc. (a)	933,132	42,112

Health Care: Miscellaneous (0.7%)
MedAssets, Inc. (a)	825,095	12,599

Home Building (2.2%)
Brookfield Incorporacoes SA (Brazil)	4,512,841	23,440
Gafisa SA ADR (Brazil)	1,317,074	16,911
		40,351
Insurance: Multi-Line (2.6%)
Greenlight Capital Re Ltd., Class A (Cayman Islands) (a)	1,359,809	38,360
Pico Holdings, Inc. (a)	273,202	8,213
		46,573
Medical & Dental Instruments & Supplies (3.3%)
Techne Corp.	819,247	58,658

Metals & Minerals: Diversified (5.2%)
Lynas Corp. Ltd. (Australia) (a)	40,299,454	93,788

Oil: Crude Producers (2.7%)
Brigham Exploration Co. (a)	1,317,480	48,984

Pharmaceuticals (3.3%)
Gen-Probe, Inc. (a)	595,208	39,492
Ironwood Pharmaceuticals, Inc. (a)(b)	1,212,976	16,982
Ironwood Pharmaceuticals, Inc. (a)	243,475	3,408
		59,882
Printing and Copying Services (1.5%)
VistaPrint N.V. (a)	513,843	26,668

	Shares	Value (000)
Publishing (1.6%)
Morningstar, Inc.	507,273	$29,615

Real Estate Investment Trusts (REIT) (0.2%)
Consolidated-Tomoka Land Co.	122,439	3,967

Restaurants (4.1%)
BJ’s Restaurants, Inc. (a)	460,118	18,096
PF Chang’s China Bistro, Inc.	1,215,209	56,131
		74,227
Scientific Instruments: Pollution Control (1.2%)
Covanta Holding Corp.	1,308,062	22,342

Semiconductors & Components (1.5%)
Tessera Technologies, Inc. (a)	1,479,144	27,009

Technology: Miscellaneous (1.1%)
iRobot Corp. (a)	613,779	20,187

Utilities: Electrical (4.5%)
AET&D Holdings No 1 Ltd. (Australia) (a)(c)(d)	6,504,106	—
Brookfield Infrastructure Partners LP (Canada)	3,654,788	81,209
		81,209
Total Common Stocks (Cost $1,255,546)		1,665,308

Preferred Stocks (1.1%)
Health Care Services (0.4%)
Castlight Health, Inc. (a)(c)(d)	1,796,926	7,387

Medical Equipment (0.4%)
Pacific Biosciences of California, Inc. (a)(c)(d)	1,046,420	7,231

Technology: Miscellaneous (0.3%)
Ning, Inc. Series D (a)(c)(d)	1,132,800	4,644
Total Preferred Stocks (Cost $22,812)		19,262

Convertible Preferred Stocks (4.0%)
Alternative Energy (0.5%)
Better Place, Inc. (a)(c)(d)	2,887,667	8,663

Computer Services, Software & Systems (3.2%)
Twitter, Inc. Series E (a)(c)(d)	456,336	20,903
Youku.com, Inc. (China) (a)(c)(d)	15,089,311	37,874
		58,777
Consumer Services: Miscellaneous (0.3%)
Xoom Corp. Series F (a)(c)(d)	2,610,922	6,005
Total Convertible Preferred Stocks (Cost $30,939)		73,445

	Shares	Value (000)
Short-Term Investment (3.8%)
Investment Company (3.8%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $69,185)	69,184,581	$69,185
Total Investments (100.8%) (Cost $1,378,482) +		1,827,200
Liabilities in Excess of Other Assets (-0.8%)		(14,449)
Net Assets (100.0%)		$1,812,751

(a)	Non-income producing security.
(b)	Super voting rights at a ratio of 10:1.
(c)	Security has been deemed illiquid at March 31, 2011.
(d)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $92,707,000, representing 5.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $1,378,482,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $448,718,000 of which approximately $545,786,000 related to appreciated securities and approximately $97,068,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolios of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Asset Management & Custodian	$58,120	$—	$—		$58,120
Banks: Diversified	5,674	—	—		5,674
Casinos & Gambling	31,439	—	—		31,439
Cement	65,139	—	—		65,139
Chemicals: Diversified	74,656	—	—		74,656
Commercial Services	185,262	—	—		185,262
Computer Services, Software & Systems	255,372	—	—		255,372
Computer Technology	19,302	—	—		19,302
Consumer Electronics	19,552	—	—		19,552
Diversified Retail	87,660	—	—		87,660
Electronic Components	24,618	—	—		24,618
Entertainment	44,096	—	—		44,096
Financial Data & Systems	54,681	—	—		54,681
Foods	11,349	—	—		11,349
Health Care Facilities	4,891	—	—		4,891
Health Care Management Services	35,326	—	—		35,326
Health Care Services	42,112	—	—		42,112
Health Care: Miscellaneous	12,599	—	—		12,599
Home Building	40,351	—	—		40,351
Insurance: Multi-Line	46,573	—	—		46,573
Medical & Dental Instruments & Supplies	58,658	—	—		58,658
Metals & Minerals: Diversified	93,788	—	—		93,788
Oil: Crude Producers	48,984	—	—		48,984
Pharmaceuticals	59,882	—	—		59,882
Printing and Copying Services	26,668	—	—		26,668
Publishing	29,615	—	—		29,615
Real Estate Investment Trusts (REIT)	3,967	—	—		3,967
Restaurants	74,227	—	—		74,227
Scientific Instruments: Pollution Control	22,342	—	—		22,342
Semiconductors & Components	27,009	—	—		27,009
Technology: Miscellaneous	20,187	—	—		20,187
Utilities: Electrical	81,209	—	—	†	81,209
Total Common Stocks	1,665,308	—	—	†	1,665,308
Preferred Stocks	—	—	19,262		19,262
Convertible Preferred Stocks	—	—	73,445		73,445
Short-Term Investment - Investment Company	69,185	—	—		69,185
Total Assets	$1,734,493	$—	$92,707		$1,827,200

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (000)		Preferred Stocks (000)	Convertible Preferred Stocks Stocks (000)
Balance as of 12/31/10	$—	†	$21,745	$61,345
Accrued discounts/premiums	—		—	—
Realized gain (loss)	—		—	—
Change in unrealized appreciation (depreciation)	—		(2,483)	12,100
Purchases	—		—	—
Sales	—		—	—
Transfers in for Level 3	—		—	—
Transfers out of Level 3	—		—	—
Balance as of 3/31/11	$—	†	$19,262	$73,445

The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$—		$(2,483)	$12,100

†  Includes one or more securities which are valued at zero.

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (96.2%)
Diversified (10.6%)
Coresite Realty Corp.	214,204	$3,393
Cousins Properties, Inc. REIT	1,817,487	15,176
Digital Realty Trust, Inc. REIT	192,580	11,197
Forest City Enterprises, Inc., Class A (a)	1,309,160	24,651
Lexington Realty Trust REIT	54,430	509
Vornado Realty Trust REIT	568,928	49,781
Winthrop Realty Trust REIT	257,890	3,159
		107,866
Health Care (12.0%)
Assisted Living Concepts, Inc., Class A (a)	304,811	11,930
Capital Senior Living Corp. (a)	160,420	1,704
HCP, Inc. REIT	1,372,388	52,068
Healthcare Realty Trust, Inc. REIT	950,830	21,584
LTC Properties, Inc. REIT	20,790	589
Nationwide Health Properties, Inc. REIT	102,728	4,369
Senior Housing Properties Trust REIT	836,477	19,273
Ventas, Inc. REIT	188,820	10,253
		121,770
Industrial (4.7%)
AMB Property Corp. REIT	557,758	20,063
Cabot Industrial Value Fund II, LP (a)(b)(c)(d)	14,000	4,900
Cabot Industrial Value Fund III, LP (a)(b)(c)(d)	4,084	2,042
DCT Industrial Trust, Inc. REIT	716,623	3,977
Exeter Industrial Value Fund, LP (a)(b)(c)(d)	7,225,000	6,069
Keystone Industrial Fund, LP (a)(b)(c)(d)	7,500,000	5,925
Keystone Industrial Fund II, LP (a)(b)(c)(d)	4,537,500	4,764
		47,740
Lodging/Resorts (11.6%)
Ashford Hospitality Trust, Inc. REIT	466,232	5,138
Host Hotels & Resorts, Inc. REIT	3,697,186	65,107
Starwood Hotels & Resorts Worldwide, Inc.	821,712	47,758
		118,003
Mortgage (1.3%)
CreXus Investment Corp. REIT	131,180	1,498
Starwood Property Trust, Inc. REIT	543,871	12,129
		13,627
Office (9.9%)
BioMed Realty Trust, Inc. REIT	191,810	3,648
Boston Properties, Inc. REIT	426,557	40,459
BRCP REIT I LP (a)(b)(c)(d)	6,101,396	1,647
BRCP REIT II, LP REIT (a)(b)(c)(d)	8,183,574	4,092
Brookfield Properties Corp.	754,661	13,373
CommonWealth REIT	151,568	3,936
Douglas Emmett, Inc. REIT	207,480	3,890
Hudson Pacific Properties, Inc. REIT	257,620	3,787
Mack-Cali Realty Corp. REIT	741,150	25,125

	Shares	Value (000)
Parkway Properties, Inc. REIT	39,514	$672
		100,629
Office/Industrial Mixed (0.8%)
Liberty Property Trust REIT	131,160	4,315
PS Business Parks, Inc. REIT	63,642	3,688
		8,003
Regional Malls (15.2%)
General Growth Properties, Inc. REIT (a)	2,333,201	36,118
Macerich Co. (The) REIT	55,688	2,758
Simon Property Group, Inc. REIT	1,084,958	116,264
		155,140
Residential Apartments (16.2%)
American Campus Communities, Inc. REIT	59,580	1,966
Apartment Investment & Management Co., Class A REIT	109,713	2,794
AvalonBay Communities, Inc. REIT	315,064	37,833
BRE Properties, Inc. REIT	9,130	431
Camden Property Trust REIT	408,165	23,192
Equity Residential REIT	1,645,749	92,837
Post Properties, Inc. REIT	153,024	6,006
		165,059
Residential Manufactured Homes (1.7%)
Equity Lifestyle Properties, Inc. REIT	307,360	17,719

Self Storage (4.1%)
Public Storage REIT	350,388	38,861
Sovran Self Storage, Inc. REIT	79,382	3,140
		42,001
Shopping Centers (7.7%)
Acadia Realty Trust REIT	511,396	9,676
Federal Realty Investment Trust REIT	133,160	10,861
Kite Realty Group Trust REIT	118,470	629
Regency Centers Corp. REIT	1,111,624	48,333
Retail Opportunity Investments Corp.	809,266	8,853
		78,352
Timber (0.4%)
Plum Creek Timber Co., Inc. REIT	91,718	4,000
Total Common Stocks (Cost $831,643)		979,909

Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (e) (Cost $31,188)	31,187,832	31,188

Value (000)
Total Investments (99.3%) (Cost $862,831) +	$1,011,097
Other Assets in Excess of Liabilities (0.7%)	7,444
Net Assets (100.0%)	$1,018,541

(a)	Non-income producing security.
(b)

Restricted security valued at fair value and not registered under the Securities Act of 1933. BRCP REIT I, LLC was acquired between 5/03 - 5/08 and has a cost basis of $1,774,000. BRCP REIT II, LLC was acquired between 10/06 - 1/11 and has a current cost basis of $8,184,000. Cabot Industrial Value Fund II, LP was acquired between 11/05 - 2/10 and has a current cost basis of $7,000,000. Cabot Industrial Value Fund III, LP was acquired between 12/08 - 2/11 and has a current cost basis of $2,042,000. Exeter Industrial Fund, LP was acquired between 11/07 - 3/11 and has a current cost basis of $7,225,000. Keystone Industrial Fund, LP was acquired between 3/06 - 11/09 and has a current cost basis of $6,104,000. Keystone Industrial Fund II, LP was acquired between 1/09 - 3/11 and has a current cost basis of $4,537,000. At March 31, 2011, these securities had an aggregate market value of $29,439,000 representing 2.9% of net assets.

(c)

At March 31, 2011, the Portfolio held fair valued securities valued at approximately $29,439,000, representing 2.9% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)	Security has been deemed illiquid at March 31, 2011.
(e)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $862,831,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $148,266,000 of which approximately $162,252,000 related to appreciated securities and approximately $13,986,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$107,866	$—	$—	$107,866
Health Care	121,770	—	—	121,770
Industrial	24,040	—	23,700	47,740
Lodging/Resorts	118,003	—	—	118,003
Mortgage	13,627	—	—	13,627
Office	94,890	—	5,739	100,629
Office/Industrial Mixed	8,003	—	—	8,003
Regional Malls	155,140	—	—	155,140
Residential Apartments	165,059	—	—	165,059
Residential Manufactured Homes	17,719	—	—	17,719
Self Storage	42,001	—	—	42,001
Shopping Centers	78,352	—	—	78,352
Timber	4,000	—	—	4,000
Total Common Stocks	950,470	—	29,439	979,909
Short-Term Investment - Investment Company	31,188	—	—	31,188
Total Assets	$981,658	$—	$29,439	$1,011,097

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Balance as of 12/31/10	$26,725
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	88
Purchases	3,166
Sales	(540)
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/11	$29,439
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/11.	$88

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Debt Portfolio

Portfolio of Investments

First Quarter Report

March 31, 2011 (unaudited)

	Face Amount (000)			Value (000)
Fixed Income Securities (80.8%)
Brazil (8.8%)
Sovereign (8.8%)
Brazil Notas do Tesouro Nacional, Series F,
10.00%, 1/1/14 — 1/1/21	BRL	8,125		$4,344

Chile (1.6%)
Corporate Bond (0.5%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	131,000		256

Sovereign (1.1%)
Chile Government International Bond,
5.50%, 8/5/20		266,000		549
				805
Colombia (4.4%)
Sovereign (4.4%)
Republic of Colombia,
9.85%, 6/28/27	COP	1,732,000		1,120
12.00%, 10/22/15		1,551,000		1,061
				2,181
Hungary (5.7%)
Sovereign (5.7%)
Republic of Hungary,
6.75%, 2/24/17	HUF	292,090		1,540
7.25%, 6/12/12		238,470		1,288
				2,828
Indonesia (7.1%)
Corporate Bond (0.0%)
Tjiwi Kimia Finance Mauritius Ltd.,
3.31%, 4/28/15 (a)(b)		$—	@	—	@

Sovereign (7.1%)
Barclays Bank PLC, Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/19/18 (b)	IDR	10,000,000		1,216
Deutsche Bank AG, Republic of Indonesia Government Bond, Credit Linked Notes,
11.00%, 12/15/20		12,000,000		1,652
JPMorgan Chase & Co., Republic of Indonesia Government Bond, Credit Linked Notes,
9.00%, 9/18/18 (b)		1,000,000		122
11.00%, 11/17/20		3,890,000		535
				3,525
				3,525

	Face Amount (000)		Value (000)
Malaysia (3.7%)
Sovereign (3.7%)
Government of Malaysia,
2.51%, 8/27/12	MYR	4,820	$1,581
3.76%, 4/28/11		597	197
3.83%, 9/28/11		123	41
			1,819
Mexico (11.6%)
Sovereign (11.6%)
Mexican Bonos,
8.50%, 5/31/29 — 11/18/38	MXN	47,630	4,107
10.00%, 12/5/24		16,330	1,625
			5,732
Peru (3.0%)
Sovereign (3.0%)
Republic of Peru,
8.20%, 8/12/26	PEN	2,355	927
8.60%, 8/12/17		1,390	564
			1,491
Philippines (0.8%)
Sovereign (0.8%)
Philippine Government International Bond,
6.25%, 1/14/36	PHP	19,000	415

Poland (9.7%)
Sovereign (9.7%)
Republic of Poland,
5.50%, 10/25/19	PLN	11,472	3,864
6.25%, 10/24/15		2,650	955
			4,819
Russia (1.8%)
Sovereign (1.8%)
Russian Foreign Bond - Eurobond,
7.85%, 3/10/18 (b)	RUB	25,000	900

South Africa (9.7%)
Sovereign (9.7%)
Republic of South Africa,
7.25%, 1/15/20	ZAR	35,460	4,802

	Face Amount (000)		Value (000)
Thailand (4.0%)
Sovereign (4.0%)
Kingdom of Thailand,
4.25%, 3/13/13	THB	28,400	$960
5.25%, 7/13/13 — 5/12/14		29,403	1,027
			1,987
Turkey (8.8%)
Sovereign (8.8%)
Republic of Turkey,
Zero Coupon, 5/11/11 — 8/3/11	TRY	2,543	1,609
16.00%, 3/7/12		3,991	2,748
			4,357
Venezuela (0.1%)
Sovereign (0.1%)
Republic of Venezuela,
9.25%, 9/15/27		$70	52
Total Fixed Income Securities (Cost $37,955)			40,057

	No. of Warrants
Warrant (0.0%)
Venezuela (0.0%)
Republic of Venezuela, Oil-Linked Payment Obligation, expires 4/15/20 (a)(c) (Cost $—)	495		15

	Shares
Short-Term Investment (19.2%)
Investment Company (19.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (d) (Cost $9,512)	9,512,383		9,512
Total Investments (100.0%) (Cost $47,467) +			49,584
Other Assets in Excess of Liabilities (0.0%)			7
Net Assets			$49,591

(a)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2011.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)	Security has been deemed illiquid at March 31, 2011.
(d)

The Portfolio invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class, (the “Liquidity Fund”), an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Fund with respect to assets invested by the Portfolio in the Liquidity Fund.

+

At March 31, 2011, the U.S. Federal income tax cost basis of investments was approximately $47,467,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $2,117,000 of which approximately $2,362,000 related to appreciated securities and approximately $245,000 related to depreciated securities.

@	Amount/value is less than $500.

Foreign Currency Exchange Contracts Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	BRL	700	$429	4/4/11	USD	428	$428	$(1)
JPMorgan Chase Bank	BRL	1,650	1,011	4/4/11	USD	988	988	(23)
JPMorgan Chase Bank	USD	778	778	4/4/11	BRL	1,300	796	18
JPMorgan Chase Bank	USD	451	451	4/4/11	BRL	750	460	9
JPMorgan Chase Bank	USD	180	180	4/4/11	BRL	300	183	3
JPMorgan Chase Bank	USD	394	394	4/7/11	KRW	443,340	404	10
JPMorgan Chase Bank	USD	195	195	4/11/11	INR	8,826	198	3
JPMorgan Chase Bank	USD	141	141	4/11/11	RUB	4,000	141	—	@
JPMorgan Chase Bank	USD	3,113	3,113	4/11/11	RUB	88,542	3,112	(1)
JPMorgan Chase Bank	USD	230	230	4/11/11	RUB	6,500	229	(1)
JPMorgan Chase Bank	EUR	670	949	4/18/11	USD	933	933	(16)
JPMorgan Chase Bank	USD	165	165	4/18/11	MYR	500	165	—	@
JPMorgan Chase Bank	USD	2,756	2,756	4/18/11	MYR	8,450	2,787	31
JPMorgan Chase Bank	USD	122	122	4/18/11	MYR	370	122	—	@
JPMorgan Chase Bank	USD	149	149	4/22/11	THB	4,500	149	—	@
JPMorgan Chase Bank	USD	2,564	2,564	4/22/11	THB	77,700	2,566	2
JPMorgan Chase Bank	USD	116	116	4/22/11	THB	3,500	116	—	@
JPMorgan Chase Bank	USD	155	155	4/25/11	CLP	74,761	156	1
JPMorgan Chase Bank	USD	61	61	5/3/11	BRL	100	61	—	@
JPMorgan Chase Bank	USD	425	425	5/3/11	BRL	700	426	1
JPMorgan Chase Bank	USD	406	406	5/16/11	CNY	2,660	407	1
JPMorgan Chase Bank	USD	457	457	6/14/11	SGD	581	461	4
			$15,247				$15,288	$41

@		Value is less than $500.
BRL	—	Brazilian Real
CLP	—	Chilean Peso
CNY	—	Chinese Yuan Renminbi
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
KRW	—	South Korean Won
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
THB	—	Thai Baht
TRY	—	Turkish Lira
USD	—	United States Dollar
ZAR	—	South African Rand

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$256	$—	$256
Sovereign	—	39,801	—	39,801
Total Fixed Income Securities	—	40,057	—	40,057
Warrants	—	15	—	15
Short-Term Investment - Investment Company	9,512	—	—	9,512
Foreign Currency Exchange Contracts	—	83	—	83
Total Assets	9,512	40,155	—	49,667
Liabilities:
Foreign Currency Exchange Contracts	—	(42)	—	(42)
Total	$9,512	$40,113	$—	$49,625

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Portfolio recognizes transfers between the levels as of the end of the period. As of March 31, 2011, the Portfolio did not have any significant investments transfer between valuation levels.

Morgan Stanley Institutional Fund, Inc.

Notes to the Portfolios of Investments • March 31, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Sara Furber
Sara Furber
Principal Executive Officer
May 24, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 24, 2011